UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.0%

Argentina — 0.1%
Banco Macro ADR	17,700	$521
Grupo Financiero Galicia ADR*(A)	50,500	288
Telecom Argentina ADR	8,200	135
Tenaris(B)	41,327	714

		1,658

Australia — 5.4%
AGL Energy(B)	3,054	38
Amcor(B)	1,162,217	6,216
AMP(B)	19,005	83
Arrow Energy*(B)	37,285	151
Asciano Group(B)	320,811	432
Australia & New Zealand Banking Group(B)	536,698	9,673
AXA Asia Pacific Holdings(B)	218,349	1,002
Beach Energy(A)(B)	520,405	300
Bendigo and Adelaide Bank(B)	76,098	521
BHP Billiton ADR	68,600	4,253
BHP Billiton(B)	426,109	13,302
Billabong International(B)	21,039	153
Boral(B)	6,964	28
Brambles(B)	30,601	140
Caltex Australia(B)	240,407	1,893
CFS Retail Property Trust(A)(B)(C)	117,738	187
Coca-Cola Amatil(B)	366,542	3,683
Cochlear(B)	9,828	614
Commonwealth Bank of Australia(A)(B)	106,846	4,334
Computershare(B)	88,479	785
CSL(B)	6,384	175
Dexus Property Group(B)(C)	177,504	114
Fortescue Metals Group*(B)	24,881	85
Goodman Fielder(B)	10,495	12
Goodman Group(A)(B)(C)	1,098,449	583
Hillgrove Resources(B)	156,973	34
Incitec Pivot(B)	28,725	65
Intoll Group(B)	313,743	274
John Fairfax Holdings(A)(B)	888,718	974
Leighton Holdings(B)	18,256	441
Lend Lease(B)	50,669	310
MacArthur Coal(B)	35,721	358
Macquarie Group(A)(B)	7,760	239
Metcash(B)	8,700	31
Mount Gibson Iron*(B)	26,300	33
National Australia Bank(B)	69,140	1,341
Newcrest Mining(A)(B)	176,155	5,157
OneSteel(A)(B)	761,030	1,889
Orica(A)(B)	35,203	743
Origin Energy(B)	9,827	123
OZ Minerals(A)(B)	253,562	202
Qantas Airways(A)(B)	174,666	321
Rio Tinto(A)(B)	149,232	8,235
Santos(B)	384,469	4,032
Sonic Healthcare(B)	74,501	651
SP AusNet, Cl Miscellaneous(B)	535,444	345
Stockland(A)(B)(C)	666,784	2,077
Suncorp-Metway(B)	500,575	3,361
TABCORP Holdings(B)	95,022	505

Description	Shares	Market Value ($ Thousands)
Tatts Group(B)	32,900	$62
Telstra(B)	101,700	278
Toll Holdings(B)	21,790	100
Transurban Group(B)	221,991	791
Wesfarmers(B)	109,986	2,639
Westfield Group(B)(C)	33,969	346
Westpac Banking(B)	216,374	3,827
Whitehaven Coal	7,500	29
Woodside Petroleum(B)	700	24
Woolworths(B)	12,344	280
WorleyParsons(B)	103,342	1,908

		90,782

Austria — 0.2%
IMMOFINANZ(A)(B)	350,335	901
OMV(B)	12,000	361
RHI*(B)	2,810	66
Vienna Insurance Group(A)(B)	63,270	2,631
Voestalpine(B)	12,631	344

		4,303

Belgium — 1.3%
Ageas(B)	695,531	1,551
Colruyt(A)(B)	22,009	5,186
Delhaize Group(A)(B)	23,791	1,729
D’ieteren(B)	601	255
InBev(B)	211,542	10,188
KBC Groep(B)	54,636	2,098
Solvay(A)(B)	3,200	274
UCB(B)	5,824	183
Umicore(A)(B)	11,199	324

		21,788

Bosnia and Herzegovina — 0.0%
Lancashire Holdings(B)	16,772	125

Brazil — 1.5%
Amil Participacoes	618,349	5,026
Anhanguera Educacional Participacoes	228,397	3,421
Banco Santander Brasil ADR	362,300	3,743
Centrais Eletricas Brasileiras ADR	70,802	946
Petroleo Brasileiro ADR	93,600	3,212
Porto Seguro	300,200	3,081
Telecomunicacoes de Sao Paulo ADR	5,594	114
Totvs	68,513	5,030

		24,573

Canada — 2.9%
Bankers Petroleum*	493,900	3,263
Brookfield Properties	69,100	972
Canadian Natural Resources	43,800	1,456
Cascades	13,400	81
Celestica*	13,500	109
Cenovus Energy	140,800	3,630
Domtar	10,300	506
Eldorado Gold	444,300	7,977
Garda World Security, Cl A*	10,200	74
Magna International, Cl A	20,900	1,379

1	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Niko Resources	69,832	$6,506
Onex	68,600	1,652
Pacific Rubiales Energy*	225,200	5,057
QLT*	10,800	62
Research In Motion*	59,062	2,909
Silver Wheaton*	259,500	5,209
Suncor Energy	229,100	6,755
TELUS, Cl A	1	—
Toronto-Dominion Bank	27,400	1,779

		49,376

Chile — 0.5%
Banco Santander Chile ADR	38,807	2,603
Enersis ADR	55,800	1,111
Sociedad Quimica y Minera de Chile ADR(A)	137,100	4,471

		8,185

China — 1.3%
Bank of China, Cl H(B)	8,375,000	4,225
China Minsheng Banking, Cl H(B)	675,000	587
China Telecom, Cl H(B)	128,000	61
Ctrip.com International ADR*	116,497	4,376
Dongfeng Motor Group, Cl H(B)	662,000	768
Ping An Insurance Group of China, Cl H(B)	803,500	6,640
Qingling Motors, Cl H(B)	794,000	188
Want Want China Holdings(A)(B)	6,812,000	5,718

		22,563

Denmark — 1.2%
AP Moller - Maersk, Cl B(A)(B)	21	166
AP Moller - Maersk, Cl A(A)(B)	22	168
Carlsberg, Cl B(B)	42,196	3,221
Coloplast, Cl B(B)	16,044	1,595
Danske Bank(B)	3,898	75
H Lundbeck(B)	2,020	28
Novo Nordisk, Cl B(A)(B)	127,496	10,318
Novozymes, Cl B(B)	5,637	603
Sydbank(B)	5,600	114
TrygVesta(B)	61,555	3,248

		19,536

Finland — 0.7%
Elisa, Cl A(B)	11,240	195
Fortum(B)	123,977	2,726
Kesko, Cl B(B)	12,882	417
Kone, Cl B(A)(B)	72,265	2,882
Metso(A)(B)	24,860	798
Nokia(A)(B)	9,561	78
Orion, Cl B(B)	52,990	993
Pohjola Bank, Cl A(B)	46,712	475
Sampo, Cl A(A)(B)	39,707	838
Sanoma(A)(B)	2,885	50
Stora Enso, Cl R(B)	306,687	2,220
UPM-Kymmene(B)	10,004	133
Wartsila, Cl B(A)(B)	12,273	559

		12,364

France — 6.9%
Alcatel-Lucent(B)	1,103,225	2,814
Alstom(A)(B)	83,395	3,782

Description	Shares	Market Value ($ Thousands)
Arkema(B)	27,341	$953
BNP Paribas(B)	247,132	13,318
Casino Guichard Perrachon(B)	14,095	1,071
Christian Dior(B)	12,714	1,222
Cie de Saint-Gobain(A)(B)	27,269	1,018
Cie Generale d’Optique Essilor International(B)	1,578	94
CNP Assurances(B)	50,666	3,453
Compagnie Generale de Geophysique*(B)	11,933	213
Dassault Systemes(B)	3,690	224
Eurazeo(B)	5,872	337
Eutelsat Communications(B)	121,889	4,087
France Telecom(B)	52,500	912
GDF Suez(B)	241,287	6,876
Gecina(B)(C)	6,721	608
Groupe Danone(B)	154,479	8,296
Groupe Eurotunnel(B)	65,376	443
Havas(B)	30,432	134
Ipsen(B)	170,068	5,187
JC Decaux(B)	13,048	304
Klepierre(B)(C)	7,010	194
Legrand(B)	13,695	407
L’Oreal(B)	8,366	820
LVMH Moet Hennessy Louis Vuitton(B)	6,259	682
Metropole Television(B)	873	18
Natixis(B)	710,850	3,092
Nexity(B)	4,000	114
Pernod-Ricard(A)(B)	2,473	192
Peugeot(B)	113,338	2,886
PPR(B)	2,385	297
Publicis Groupe(A)(B)	10,777	431
Renault(B)	68,393	2,539
Safran(B)	79,974	2,235
Sanofi-Aventis(B)	176,548	10,651
Schneider Electric(A)(B)	138,194	13,981
Sequana Capital(B)	6,507	79
SES(B)	5,057	105
Societe BIC(B)	2,596	185
Societe Generale(B)	52,399	2,160
Societe Television Francaise(B)	3,262	43
Sodexho Alliance(B)	105,534	5,867
Technip(B)	7,898	454
Total(B)	90,781	4,059
Valeo(B)	5,500	150
Vallourec(A)(B)	3,325	574
Vivendi(B)	388,974	7,918

		115,479

Germany — 7.7%
Adidas(B)	86,917	4,215
Allianz(B)	86,749	8,600
Aurubis(A)(B)	8,700	379
BASF(B)	155,406	8,506
Bayer(B)	34,218	1,915
Bayerische Motoren Werke(B)	2,504	122
Beiersdorf	3,142	174
Bilfinger Berger(A)(B)	1,600	89
Celesio(B)	6,000	131
Continental(B)	14,683	763
DaimlerChrysler(B)	214,035	10,845

SEI Institutional International Trust / Quarterly Report / June 30, 2010	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Deutsche Bank(A)(B)	128,164	$7,211
Deutsche Boerse(A)(B)	99,263	6,041
Deutsche Lufthansa(B)	18,000	249
Deutsche Post(B)	119,127	1,740
Deutsche Telekom(A)(B)	470,853	5,568
E.ON(B)	138,450	3,729
Fresenius(A)(B)	5,109	339
Fresenius Medical Care(A)(B)	92,509	5,000
GAGFAH(A)(B)	16,000	116
GEA Group(B)	174,187	3,473
Hannover Rueckversicherung(A)(B)	92,296	3,962
HeidelbergCement(A)(B)	1,914	91
Henkel KGaA(B)	29,649	1,216
Hochtief(B)	2,369	142
Infineon Technologies*(A)(B)	761,868	4,424
Linde(B)	103,164	10,866
MAN(B)	8,186	676
MTU Aero Engines Holding(A)(B)	3,400	189
Puma Rudolf Dassler Sport(B)	61	16
RWE(A)(B)	26,291	1,723
SAP(B)	6,339	282
SAP ADR	102,900	4,558
Siemens(A)(B)	176,103	15,777
Suedzucker(A)(B)	31,798	575
ThyssenKrupp(A)(B)	218,011	5,382
Tognum(A)(B)	274,471	5,143
TUI(A)(B)	174,329	1,534
Volkswagen(B)	838	71
Wincor Nixdorf(B)	60,006	3,360

		129,192

Greece — 0.1%
Coca Cola Hellenic Bottling(B)	24,897	535
Public Power(B)	71,811	1,031

		1,566

Hong Kong — 3.1%
ASM Pacific Technology(B)	100,600	782
BOC Hong Kong Holdings(B)	222,500	507
Cathay Pacific Airways(B)	266,000	526
Champion Technology Holdings(B)	942,000	26
Cheung Kong Holdings(B)	90,000	1,039
China Merchants Holdings International(B)	1,444,000	4,767
China Mobile(A)(B)	460,500	4,576
China Mobile ADR	105,600	5,218
Chinese Estates Holdings(B)	28,000	49
CLP Holdings(B)	412,000	2,982
CST Mining Group*(B)	2,272,000	51
DMX Technologies Group*(B)	475,000	114
Esprit Holdings(B)	2,926	16
First Pacific(B)	467,000	316
Genting Singapore*(B)	1,346,000	1,116
Get Nice Holdings(B)	1,558,000	82
Great Eagle Holdings(B)	10,000	25
Guoco Group(B)	17,000	165
Hang Lung Group(B)	22,000	119
Hongkong & Shanghai Hotels(B)	33,500	55
HongKong Electric Holdings(B)	21,500	128
Hongkong Land Holdings(B)	151,000	746

Description	Shares	Market Value ($ Thousands)
Hutchison Telecommunications Hong Kong Holdings(B)	802,000	$169
Hutchison Whampoa(B)	358,000	2,203
Hysan Development(A)(B)	74,000	209
Jardine Matheson Holdings(B)	7,600	266
Jardine Strategic Holdings(B)	334,252	6,930
Kerry Properties(B)	658,000	2,843
Lai Sun Development*(B)	3,850,000	69
Li & Fung(B)	248,000	1,110
New World Development(A)(B)	1,111,000	1,804
Orient Overseas International(A)(B)	163,000	1,165
Pacific Century Premium Developments(B)	326,000	59
PCCW(B)	990,000	289
RCG Holdings*	39,556	24
Sun Hung Kai Properties(B)	3,000	41
Swire Pacific, Cl A(B)	590,500	6,703
Television Broadcasts(B)	56,000	260
VTech Holdings(A)(B)	24,000	257
Wharf Holdings(B)	250,000	1,211
Wheelock(B)	746,000	2,103
Yue Yuen Industrial Holdings(B)	144,500	448

		51,568

India — 0.2%
State Bank of India GDR(B)	32,694	3,248

Ireland — 0.5%
Bank of Ireland(B)	72,400	58
DCC(B)	6,400	145
Experian(B)	906,827	7,897
James Hardie Industries(B)	77,344	402
Kerry Group, Cl A	7,526	209

		8,711

Israel — 0.4%
Bank Hapoalim*(B)	16,758	60
Bank Leumi Le-Israel(B)	25,150	90
Bezeq Israeli Telecommunication(B)	29,241	64
Israel Chemicals(B)	7,494	78
Israel Discount Bank, Cl A*(B)	44,000	75
Makhteshim-Agan Industries(B)	976,451	3,264
Mizrahi Tefahot Bank*(B)	10,000	73
NICE Systems*(B)	1,216	31
Teva Pharmaceutical Industries(B)	21,710	1,136
Teva Pharmaceutical Industries ADR	50,000	2,599

		7,470

Italy — 1.4%
Beni Stabili	4,440	3
Enel(B)	1,390,290	5,897
Engineering Ingegneria Informatica(A)(B)	2,148	53
ENI(B)	85,048	1,564
Fiat(A)(B)	54,000	556
Finmeccanica(B)	32,000	332

3	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Italcementi(A)(B)	4,000	$30
Mediaset(A)(B)	665,806	3,793
Parmalat(B)	1,757,692	4,092
Saipem(B)	15,965	487
Snam Rete Gas(B)	86,540	346
Telecom Italia(A)(B)	5,431,959	5,716
Terna Rete Elettrica Nazionale(A)(B)	55,506	200

		23,069

Japan — 16.7%
77 Bank(B)	235,000	1,261
ABC-Mart(B)	6,000	235
Access(B)	56	77
Aeon(B)	174,400	1,844
Aichi Bank(B)	400	27
Aisin Seiki(B)	25,000	673
Ajinomoto(B)	26,000	235
Alfresa Holdings(B)	18,800	908
All Nippon Airways(B)	13,000	41
Amada(B)	37,000	243
AOKI Holdings(B)	200	3
Aoyama Trading(B)	5,300	95
Aozora Bank(B)	335,000	433
Arc Land Sakamoto(B)	7,300	106
Arnest One(B)	31,400	318
Asahi Breweries(B)	42,200	714
Asahi Glass(B)	454,000	4,259
Asahi Kasei(B)	240,000	1,253
Asset Managers Holdings(A)(B)	760	67
Astellas Pharma(B)	125,300	4,195
Autobacs Seven(B)	5,600	203
Belluna(B)	1,450	7
BML(B)	3,600	81
Bridgestone(B)	496,900	7,850
Brother Industries(B)	284,100	2,947
Canon(B)	60,500	2,253
Central Japan Railway(B)	462	3,811
Chiba Bank(B)	69,000	416
Chubu Electric Power(B)	66,900	1,659
Chuetsu Pulp & Paper(B)	18,000	34
Citizen Holdings(B)	33,900	207
Cosmo Oil(B)	852,000	2,033
CREATE SD HOLDINGS(B)	500	10
Credit Saison(B)	5,500	58
Dai Nippon Printing(B)	23,000	265
Daicel Chemical Industries(B)	197,000	1,328
Daido Steel(B)	14,000	60
Daihatsu Motor(B)	14,000	130
Dai-ichi Life Insurance	156	216
Daiichikosho(B)	11,500	167
Daikin Industries(B)	2,200	67
Daikyo(B)	429,000	701
Daito Trust Construction(B)	1,200	68
Daiwa House Industry(B)	214,000	1,924
Dena(B)	131,700	3,474
Denki Kagaku Kogyo(B)	144,000	670
Denso(B)	24,600	679
Dentsu(A)(B)	19,500	515
East Japan Railway(B)	12,000	798
EDION(B)	16,900	128
Eizo Nanao(B)	700	15

Description	Shares	Market Value ($ Thousands)
Electric Power Development(B)	5,300	$168
Elpida Memory*(A)(B)	67,700	1,039
Faith(B)	378	32
FamilyMart(B)	2,000	66
Fanuc(B)	27,200	3,069
Fast Retailing(B)	4,600	695
Fuji Electric Holdings(B)	546,000	1,571
Fuji Film Holdings(B)	94,900	2,740
Fuji Heavy Industries(B)	495,000	2,650
Fuji Media Holdings(B)	1,588	2,278
FUJI SOFT INC(B)	8,800	145
Fujikura(B)	11,000	48
Fujishoji(B)	42	39
Fujitec(B)	4,000	21
Fujitsu(B)	1,311,000	8,188
Fukuoka Financial Group(B)	13,000	54
Funai Electric(B)	11,300	405
Glory(B)	1,200	26
Gunma Bank(B)	31,000	164
Hakuhodo DY Holdings(A)(B)	1,380	69
Hanwa(B)	78,000	309
HI-LEX(B)	1,500	20
Hino Motors(B)	173,000	852
Hitachi(B)	1,795,000	6,514
Hitachi Construction Machinery(B)	11,900	219
Hitachi High-Technologies(B)	700	13
Honda Motor	297,900	8,743
Hosiden(B)	8,000	85
Hoya(B)	29,900	636
Idemitsu Kosan(B)	2,500	188
IHI(B)	362,000	576
Iida Home Max(B)	34,800	274
Inpex(B)	383	2,123
Isuzu Motors(B)	270,000	811
Itochu(B)	83,900	655
Itochu-Shokuhin(B)	2,400	80
J Front Retailing(B)	16,000	77
Japan Digital Laboratory(B)	1,100	12
Japan Retail Fund Investment, Cl A(B)(C)	38	46
Japan Tobacco(B)	285	886
JFE Holdings(B)	42,000	1,298
JFE Shoji Holdings(B)	52,000	203
JS Group(B)	51,000	973
JSR(B)	106,100	1,781
Jupiter Telecommunications(B)	8,397	8,033
Justsystems*(B)	13,900	43
JX Holdings*	406,260	2,006
Kawasaki Heavy Industries(B)	50,000	121
KDDI(B)	1,357	6,463
Kenedix(A)(B)	1,343	221
Keyence(B)	800	185
Kirin Brewery(B)	52,000	654
Kita-Nippon Bank(B)	1,700	43
Kobe Steel(B)	106,000	202
Kohnan Shoji(B)	1,000	10
Koito Manufacturing(B)	6,000	88
Komatsu(B)	24,800	446
Konica Minolta Holdings(B)	28,500	274
K’s Holdings(B)	16,600	339
Kuraray(B)	132,000	1,547

SEI Institutional International Trust / Quarterly Report / June 30, 2010	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Kyocera(B)	25,500	$2,063
Kyoei Steel(B)	900	15
Kyudenko(B)	9,000	50
Lawson(B)	3,400	149
Lintec(B)	700	13
Makita(B)	145,700	3,896
Marubeni(B)	1,249,000	6,397
Maruichi Steel Tube(B)	15,700	300
Matsushita Electric Industrial(B)	43,500	543
Matsushita Electric Works(B)	46,000	452
Mazda Motor(B)	53,000	124
McDonald’s Holdings Japan(B)	4,200	94
Mediceo Paltac Holdings(B)	49,100	583
MEIJI Holdings(B)	3,000	123
Minebea(B)	54,000	299
Miraca Holdings(B)	29,300	876
Mitsubishi(B)	426,300	8,812
Mitsubishi Chemical Holdings(A)(B)	321,500	1,466
Mitsubishi Electric(B)	234,000	1,825
Mitsubishi Materials(B)	50,000	133
Mitsubishi UFJ Financial Group(B)	341,600	1,550
Mitsubishi UFJ Lease & Finance(B)	7,550	254
Mitsui(B)	411,100	4,792
Mitsui Chemicals(B)	889,000	2,482
Mitsui Home(B)	8,000	38
Mitsui OSK Lines(B)	132,000	872
Mitsui Sumitomo Insurance Group Holdings(B)	11,000	235
Mizuho Financial Group(A)(B)	2,219,200	3,638
Murata Manufacturing(B)	9,500	453
Nafco(B)	1,000	17
Nagase(B)	19,000	197
Namco Bandai Holdings(B)	9,100	80
NEC(B)	68,000	176
NEC Mobiling(B)	500	13
NEC Networks & System Integration(B)	27,100	337
Neturen(B)	200	2
NGK Spark Plug(B)	13,000	161
NHK Spring(B)	67,000	612
Nidec(B)	42,800	3,580
Nikon(B)	16,700	288
Nintendo(B)	2,800	821
Nippo(B)	4,000	30
Nippon Beet Sugar Manufacturing(B)	5,000	12
Nippon Electric Glass(B)	708,700	8,111
Nippon Express(B)	114,000	513
Nippon Meat Packers(B)	88,000	1,085
Nippon Paper Group(B)	76,600	2,118
Nippon Steel(B)	185,000	611
Nippon Steel Trading(B)	5,000	15
Nippon Telegraph & Telephone(B)	217,500	8,853
Nishi-Nippon City Bank(B)	303,000	867
Nissan Motor(B)	461,700	3,215
Nissin Food Products(B)	3,300	121
Nitori(B)	5,700	491
Nitto Denko(B)	23,100	757

Description	Shares	Market Value ($ Thousands)
NOK(B)	14,100	$224
Noritsu Koki(B)	6,500	49
NSK(B)	193,000	1,339
NTT Data(B)	416	1,534
NTT DoCoMo(B)	149	225
Obic(B)	3,550	685
Ohsho Food Service(A)(B)	2,100	54
OJI Paper(B)	22,000	108
Olympus(A)(B)	14,300	338
Omron(B)	38,700	843
Oracle Japan(B)	7,700	378
ORIX(B)	16,650	1,205
Osaka Steel(B)	1,200	16
Pioneer(B)	9,100	30
Rakuten(B)	704	508
Rengo(B)	7,000	44
Resona Holdings(B)	144,300	1,760
Ricoh(B)	27,000	344
Rinnai(A)(B)	2,200	113
Round One(B)	13,900	76
Saizeriya(B)	8,200	163
Sakai Chemical Industry(B)	2,000	8
San-Ai Oil(B)	4,000	15
Sanki Engineering(B)	19,000	141
Sankyo(B)	98,900	4,467
Sapporo Hokuyo Holdings(B)	525,500	2,316
Sega Sammy Holdings(B)	3,200	46
Seiko Epson(B)	7,300	94
Seino Transportation(B)	82,000	564
Sekisui Chemical(B)	1,235,000	7,697
Sharp(B)	300,000	3,162
Shimamura(B)	500	45
Shimano(B)	3,500	150
Shinmaywa Industries(B)	3,000	11
Shinsei Bank(A)(B)	862,000	728
Shiseido(B)	44,800	987
Showa Denko KK(B)	19,000	34
Sintokogio(B)	1,600	12
SMC(B)	4,000	535
Softbank(B)	82,800	2,194
Sohgo Security Services(B)	29,500	299
Sojitz(B)	370,700	579
Sony(B)	146,800	3,912
Sony Financial Holdings(B)	101	337
Sumikin Bussan(B)	5,000	11
Sumitomo(B)	417,800	4,169
Sumitomo Chemical(B)	44,000	170
Sumitomo Electric Industries(B)	211,300	2,460
Sumitomo Heavy Industries(B)	27,000	158
Sumitomo Metal Mining(B)	105,000	1,309
Sumitomo Mitsui Financial Group(B)	133,000	3,761
Suzuken(B)	7,500	251
Suzuki Motor(B)	10,700	210
Sysmex(B)	6,100	346
T&D Holdings(B)	21,650	463
Tachi-S, Cl S(B)	12,800	125
Takashimaya(B)	19,000	151
Takata(B)	200	4
Takeda Pharmaceutical(B)	67,800	2,910
Takefuji(A)(B)	190,630	557
Tanabe Seiyaku(B)	21,000	320

5	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
TDK(B)	25,400	$1,389
Teijin(B)	40,000	119
Terumo(B)	2,900	139
THK(B)	6,800	141
Toho Gas(B)	72,000	384
Toho Holdings(B)	9,500	150
Tokai Rika(B)	2,900	50
Tokuyama(B)	13,000	57
Tokyo Broadcasting System(B)	5,400	73
Tokyo Electron(B)	20,800	1,119
Tokyo Energy & Systems(B)	6,000	39
Tokyo Gas(B)	381,000	1,738
Tokyo Tekko(B)	24,000	55
Tokyu(B)	40,000	163
Tomy(B)	15,200	116
Toppan Printing(B)	98,000	774
Toshiba(B)	37,000	183
Toshiba TEC(B)	112,000	361
Tosoh(B)	61,000	158
Totetsu Kogyo(B)	9,000	55
Toyo Ink Manufacturing(B)	30,000	115
Toyo Securities(B)	37,000	61
Toyoda Gosei(B)	5,400	134
Toyota Auto Body(B)	19,800	247
Toyota Industries(B)	15,400	390
Toyota Motor(B)	42,300	1,452
Toyota Tsusho(B)	120,400	1,715
TS Tech(B)	1,800	28
TV Asahi(B)	29	42
Unicharm(B)	79,900	9,002
Unipres(B)	14,300	223
UNY(B)	6,000	46
USS(B)	4,040	288
Valor(B)	1,600	12
Vital KSK Holdings(B)	1,600	9
Warabeya Nichiyo(B)	5,200	64
Watabe Wedding(B)	7,400	88
West Japan Railway(B)	49	179
Yahoo! Japan(B)	7,628	3,038
Yakult Honsha(B)	12,000	326
Yamada Denki(B)	16,220	1,059
Yamaha Motor(B)	19,500	258
Yaskawa Electric(B)	27,000	200
Yodogawa Steel Works(B)	5,000	20
Yokohama Rubber(B)	95,000	428
Yurtec(B)	4,000	17
Zeon(B)	89,000	521

		279,856

Jersey — 0.3%
Informa(A)(B)	875,432	4,632
Randgold Resources(B)	4,339	413

		5,045

Macau — 0.1%
Sands China*(A)(B)	756,800	1,118
Wynn Macau*(A)(B)	307,000	501

		1,619

Malta — 0.0%
BGP Holdings*(D)	198,683	—

Description	Shares	Market Value ($ Thousands)
Netherlands — 6.5%
Aegon(B)	367,869	$1,957
Akzo Nobel(B)	108,557	5,652
ASML Holding(B)	87,093	2,401
Boskalis Westminster(A)(B)	12,254	477
European Aeronautic Defence and Space(A)(B)	147,311	3,011
Fugro(A)(B)	113,215	5,239
Heineken(A)(B)	38,093	1,617
Heineken Holding(A)(B)	18,788	688
ING Groep(B)	1,133,577	8,403
Koninklijke Ahold(A)(B)	683,493	8,469
Koninklijke DSM(A)(B)	186,609	7,431
Koninklijke KPN(A)(B)	533,982	6,818
Koninklijke Philips Electronics(B)	263,386	7,878
Koninklijke Vopak(A)(B)	12,116	445
Mediq(B)	12,474	228
Nutreco(B)	2,400	129
Randstad Holding(B)	14,835	584
Reed Elsevier(B)	3,616	40
Royal Dutch Shell, Cl B(B)	160,893	3,894
Royal Dutch Shell, Cl A(A)(B)	593,085	14,964
SBM Offshore(B)	3,606	52
TNT(A)(B)	260,379	6,569
Unilever(A)(B)	807,260	22,083

		109,029

New Zealand — 0.1%
Air New Zealand(B)	75,600	55
Fletcher Building(B)	59,422	319
Telecom of New Zealand(B)	749,011	967

		1,341

Norway — 1.2%
Aker Solutions(A)(B)	12,426	142
DnB(B)	1,294,559	12,460
Marine Harvest(A)(B)	1,215,649	803
Norsk Hydro(A)(B)	1,800	8
Seadrill(A)(B)	49,799	899
Statoil(A)(B)	171,144	3,300
Telenor(B)	145,100	1,829
TGS Nopec Geophysical(B)	2,332	27
Yara International(B)	4,700	132

		19,600

Portugal — 0.2%
Banco Comercial Portugues(A)(B)	225,000	169
Energias de Portugal(B)	850,799	2,536
Jeronimo Martins SGPS(B)	170,000	1,560
Portugal Telecom SGPS(B)	3,262	33

		4,298

Russia — 0.0%
Surgutneftegas ADR(B)	8,414	73

Singapore — 1.2%
CapitaMalls Asia(B)	29,400	44
DBS Group Holdings(B)	385,000	3,745
Fraser and Neave(B)	295,000	1,081
GuocoLeisure(B)	296,000	116

SEI Institutional International Trust / Quarterly Report / June 30, 2010	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Hong Leong Asia(B)	27,000	$65
Jardine Cycle & Carriage(B)	21,000	448
Keppel(B)	27,000	163
Keppel Land(B)	54,000	149
K-Green Trust*	5,400	4
K-REIT Asia(B)(C)	22,000	18
Oversea-Chinese Banking(B)	778,000	4,910
SembCorp Industries(B)	32,000	93
SembCorp Marine(B)	69,000	189
SIA Engineering(B)	4,000	11
Singapore Airlines(B)	83,000	863
Singapore Airport Terminal Services(B)	26,000	50
Singapore Press Holdings(B)	92,000	248
Singapore Technologies Engineering(B)	270,000	633
Starhill Global REIT, Cl REIT(B)(C)	108,000	43
Suntec Real Estate Investment Trust, Cl REIT(B)(C)	45,000	42
United Industrial(B)	47,000	70
United Overseas Bank(B)	54,000	753
UOB-Kay Hian Holdings(B)	21,000	22
UOL Group(B)	426,000	1,150
Venture(B)	11,000	70
Wheelock Properties Singapore(B)	14,000	19
Wilmar International(B)	145,000	595
Yangzijiang Shipbuilding Holdings(A)(B)	4,964,000	4,746

		20,340

South Africa — 0.3%
MTN Group(B)	348,657	4,575

South Korea — 1.3%
Hyundai Mobis(B)	48,023	8,055
LG Display ADR	23,162	373
Samsung Electronics(B)	8,226	5,160
Samsung SDI(B)	21,732	3,041
Shinhan Financial Group(B)	135,000	4,969

		21,598

Spain — 0.7%
Abengoa(B)	1,010	20
Banco Bilbao Vizcaya Argentaria(B)	40,339	416
Banco Popular Espanol(A)(B)	4,327	22
Banco Santander Central Hispano(B)	482,457	5,068
Bankinter(A)(B)	24,000	147
Caja de Ahorros del Mediterraneo	12,489	99
Construcciones y Auxiliar de Ferrocarriles(B)	240	98
Enagas(B)	13,012	196
Ferrovial(B)	5,054	33
Fomento de Construcciones y Contratas(A)(B)	3,600	77
Gas Natural(A)(B)	107,991	1,563
Gestevision Telecinco(B)	11,734	104
Inditex(B)	26,124	1,492
Repsol(B)	1,200	24

Description	Shares	Market Value ($ Thousands)
Telefonica(A)(B)	134,476	$2,495

		11,854

Sweden — 1.7%
Alfa Laval(A)(B)	52,302	681
Assa Abloy, Cl B(B)	42,984	861
Atlas Copco, Cl A(B)	132,732	1,944
Atlas Copco, Cl B(B)	40,044	530
Boliden(B)	9,849	109
Electrolux, Ser B(A)(B)	195,210	4,471
Getinge, Cl B(A)(B)	39,573	767
Hennes & Mauritz, Cl B(B)	5,499	151
Industrivarden, Cl C(A)(B)	69,706	744
Kinnevik Investment, Cl B(B)	42,693	685
Millicom International Cellular(A)(B)	2,190	178
Modern Times Group, Cl B(A)(B)	3,682	202
Nordea Bank(A)(B)	347,797	2,874
Ratos, Cl B(A)(B)	21,815	548
Saab, Cl B(B)	8,217	94
Sandvik(A)(B)	30,085	368
Scania, Cl B(B)	47,696	729
Securitas, Cl B(B)	26,000	236
Skanska, Cl B(A)(B)	64,252	931
SKF, Cl B(A)(B)	58,513	1,052
Ssab Svenskt Stal, Ser A, Cl A(A)(B)	2,752	37
Svenska Cellulosa, Cl B(B)	42,000	495
Svenska Handelsbanken, Cl A(A)(B)	274,881	6,738
Swedbank(A)(B)	71,124	654
Swedish Match(A)(B)	22,819	500
Tele2, Cl B(A)(B)	53,199	796
Telefonaktiebolaget LM Ericsson, Cl B(A)(B)	4,678	52
TeliaSonera(A)(B)	87,525	563
Volvo, Cl B(A)(B)	30,731	341

		28,331

Switzerland — 7.7%
Adecco(A)(B)	5,703	272
Aryzta(B)	3,066	118
Baloise Holding(B)	4,000	278
Clariant(A)(B)	96,699	1,224
Compagnie Financiere Richemont(B)	113,035	3,944
Credit Suisse Group(B)	268,089	10,075
Elektrizitaets-Gesellschaft Laufenburg	56	39
Flughafen Zuerich	150	45
Geberit(B)	7,339	1,141
Givaudan(B)	8,615	7,314
Helvetia Holding(B)	600	157
Holcim(A)(B)	20,366	1,363
Kuehne & Nagel International(A)(B)	1,464	151
Nestle(B)	409,889	19,755
Nobel Biocare Holding(B)	159,167	2,739
Novartis(B)	480,858	23,293
Roche Holding(B)	124,655	17,150
Schindler Holding(B)	17,356	1,459
SGS(B)	5,410	7,298

7	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Sika(B)	139	$246
Sonova Holding(B)	8,498	1,042
STMicroelectronics(A)(B)	346,017	2,755
Straumann Holding(B)	164	35
Sulzer(B)	64,829	6,044
Swatch Group(A)(B)	36,714	3,285
Swiss Life Holding(B)	6,833	653
Swiss Reinsurance(B)	21,179	870
Swisscom(A)(B)	3,961	1,342
Syngenta(B)	22,422	5,177
UBS(B)	335,817	4,447
Xstrata(B)	166,473	2,183
Zurich Financial Services(B)	17,221	3,794

		129,688

Taiwan — 0.1%
United Microelectronics ADR	815,018	2,372

Thailand — 0.4%
Kasikornbank(B)	2,147,400	6,200

Turkey — 0.3%
Turkiye Garanti Bankasi(B)	1,192,979	4,965

United Kingdom — 17.2%
3i Group(B)	588,927	2,326
Admiral Group(B)	27,830	584
Aggreko(B)	18,956	398
AMEC(B)	415,308	5,095
Amlin(B)	1,106,043	6,374
Anglo American*(A)(B)	92,502	3,228
Antofagasta(B)	358,606	4,178
ARM Holdings(B)	94,975	394
Associated British Foods(B)	145,626	2,112
AstraZeneca(B)	286,984	13,548
Autonomy*(B)	9,106	249
Aviva(B)	358,494	1,668
BAE Systems(B)	2,283,228	10,641
Balfour Beatty(B)	56,000	199
Barclays(B)	2,328,554	9,307
BG Group(B)	781,593	11,640
BHP Billiton(B)	114,547	2,974
BP(B)	2,545,327	12,201
British Airways(B)	6,880	20
British American Tobacco(B)	138,298	4,395
BT Group, Cl A(B)	413,417	799
Bunzl(B)	49,260	494
Burberry Group(B)	83,784	947
Cable & Wireless Worldwide	866,293	1,122
Cairn Energy*(B)	2,195,204	13,504
Cape*(B)	51,033	152
Carnival(B)	23,217	753
Centrica(B)	70,838	313
Cobham(B)	144,885	460
Colt Group*(B)	39,726	78
Compass Group(B)	329,439	2,510
Davis Service Group(B)	44,500	243
Devro	35,193	104
Diageo(B)	238,499	3,751

Description	Shares	Market Value ($ Thousands)
DS Smith(B)	44,990	$81
easyJet*(A)(B)	11,324	67
Eurasian Natural Resources(B)	323,746	4,125
Firstgroup(A)(B)	19,233	105
Fresnillo(B)	4,571	66
GlaxoSmithKline(B)	472,440	8,033
Hamworthy(B)	16,122	71
Home Retail Group(B)	126,819	403
HSBC Holdings(B)	1,259,878	11,525
HSBC Holdings(A)(B)	624,000	5,721
ICAP(B)	197,431	1,185
IG Group Holdings(B)	83,046	520
Imperial Tobacco Group(B)	212,423	5,943
Inmarsat(B)	65,330	694
Intercontinental Hotels Group(B)	49,954	788
Intermediate Capital Group(B)	47,178	175
International Power(B)	560,581	2,507
Invensys(B)	35,506	127
Investec(B)	238,656	1,608
ITV(B)	62,500	47
J Sainsbury(B)	254,467	1,216
Kazakhmys(B)	38,923	572
Kingfisher(B)	3,363,901	10,552
Legal & General Group(B)	1,410,358	1,646
Lloyds Banking Group(B)	4,366,437	3,452
Logica(B)	52,031	84
Marks & Spencer Group(B)	7,526	37
Millennium & Copthorne Hotels(B)	21,000	127
Next(B)	103,404	3,087
Old Mutual(A)(B)	95,133	146
Pearson(B)	151,850	2,000
Petrofac(B)	30,799	543
Prudential(A)(B)	208,028	1,571
Reckitt Benckiser Group(B)	49,007	2,283
Reed Elsevier(B)	673,413	5,000
Rexam(B)	90,063	406
Rio Tinto(B)	281,568	12,381
Rolls-Royce Group(B)	173,634	1,451
Royal Bank of Scotland Group(B)	4,118,894	2,512
SABMiller(B)	77,205	2,168
Sage Group(B)	3,382,553	11,654
Schroders(B)	15,589	281
Serco Group(B)	71,964	629
Severn Trent(B)	9,945	183
Shire(B)	93,082	1,912
Smith & Nephew(B)	443,303	4,194
Smiths Group(B)	56,053	894
Standard Chartered(B)	8,190	200
Standard Life(B)	174,000	450
Tate & Lyle(A)(B)	47,679	319
Tesco(B)	2,093,424	11,826
Thomas Cook Group(B)	69,000	183
Tomkins(B)	54,396	183
Travis Perkins(A)(B)	172,355	1,877
Tullett Prebon(B)	100,349	471
Tullow Oil(B)	290,345	4,325
Unilever(B)	139,958	3,746
United Utilities Group(B)	15,995	125
Vedanta Resources(A)(B)	25,635	806
Vodafone Group(B)	12,020,144	24,801
Whitbread(B)	30,404	636

SEI Institutional International Trust / Quarterly Report / June 30, 2010	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Willis Group Holdings	172,400	$5,181
WM Morrison Supermarkets(B)	238,526	944
WPP(B)	226,174	2,134

		289,740

United States — 0.6%
Advance America Cash Advance Centers	35,103	145
Air Transport Services Group*	17,100	81
AmeriCredit*	54,196	988
Calamos Asset Management, Cl A	18,335	170
Capital One Financial	27,123	1,093
Cardtronics*	13,842	179
Clearwater Paper*	5,500	301
ConocoPhillips	5,509	271
Dollar Thrifty Automotive Group*	2,384	102
Eli Lilly	4,186	140
Freeport-McMoRan Copper & Gold	36,417	2,153
Glatfelter	19,200	208
Hercules Technology Growth Capital	13,714	126
Hill-Rom Holdings	19,653	598
KMG Chemicals	3,300	47
Lubrizol	2,574	207
MCG Capital	18,200	88
NGP Capital Resources	9,600	69
PS Business Parks(C)	1,536	86
RAIT Financial Trust*(C)	54,016	101
Seagate Technology*	162,116	2,114
Western Digital*	10,308	311

		9,578

Total Common Stock (Cost $1,647,586) ($ Thousands)		1,545,658

PREFERRED STOCK — 0.8%

Brazil — 0.5%
Itau Unibanco Holding ADR	297,500	5,358
NET Servicos de Comunicacao ADR*	245,600	2,306

		7,664

Germany — 0.3%
Draegerwerk(B)	2,624	148
Fresenius(B)	8,716	576
Henkel(A)(B)	79,974	3,912
Jungheinrich	2,620	61
Volkswagen(B)	8,735	768

		5,465

Total Preferred Stock (Cost $15,306) ($ Thousands)		13,129

WARRANTS — 0.2%

Netherlands — 0.2%
Shriram Transport Finance, Expires 2014 *	297,745	3,681

Total Warrants (Cost $3,790) ($ Thousands)		3,681

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
CORPORATE OBLIGATION — 0.1%

United States — 0.1%
Shinsei Finance Cayman 6.418%, 01/29/49 (D)(E)(F)	$1,740	$1,119

Total Corporate Obligation (Cost $1,740) ($ Thousands)		1,119

MORTGAGE-BACKED SECURITIES — 0.1%

Non-Agency Mortgage-Backed Obligation — 0.1%
American Home Mortgage Investment Trust, Ser 2004-3, Cl 3A 2.340%, 10/25/34 (E)	912	636
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1 2.256%, 05/25/35 (E)	658	557

Total Mortgage-Backed Securities (Cost $1,557) ($ Thousands)		1,193

ASSET-BACKED SECURITIES — 0.1%

Mortgage Related — 0.1%
Master Asset Backed Securities Trust, Ser 2003-WMC2, Cl M1 1.397%, 08/25/33 (E)	255	238
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1 1.397%, 09/25/33 (E)	1,506	1,086

Total Asset-Backed Securities (Cost $1,767) ($ Thousands)		1,324

RIGHTS — 0.0%

Norway — 0.0%
Norsk Hydro, Expires 07/13/10*(A)	1	—

Total Rights (Cost $0) ($ Thousands)		—

U.S. TREASURY OBLIGATIONS — 0.8%
United States Cash Management Bill
0.000%, 07/15/10 (G)	85	85
United States Treasury Bills
0.197%, 12/16/10 (G)	13,013	13,000
0.000%, 09/23/10 (G)	40	40
0.000%, 08/19/10 (G)	80	80

Total U.S. Treasury Obligations (Cost $13,206) ($ Thousands)		13,205

9	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%

United States — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%†**	4,945,159	$4,945

Total Cash Equivalent (Cost $4,945) ($ Thousands)		4,945

AFFILIATED PARTNERSHIP — 9.4%

United States — 9.4%
SEI Liquidity Fund, L.P., 0.240%†**(H)	160,570,250	158,402

Total Affiliated Partnership (Cost $160,570) ($ Thousands)		158,402

Total Investments — 103.8% (Cost $1,850,467) ($ Thousands)§		$1,742,656

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
DJ Euro Stoxx 50 Index	247	Sep-2010	$(294)
FTSE Index	73	Sep-2010	(243)
Hang Seng Index	5	Jul-2010	(16)
MSCI EAFE Index E-MINI	14	Sep-2010	(53)
Nikkei 225 Index	29	Sep-2010	(30)
SPI 200 Index	23	Sep-2010	(121)
Topix Index	51	Sep-2010	(74)

			$(831)

For the period ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at June 30, 2010, is as follows:

	Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	USD (93,075)	$(14,572)

SEI Institutional International Trust / Quarterly Report / June 30, 2010	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$944	$714	$—	$1,658
Australia	4,282	86,500	—	90,782
Austria	—	4,303	—	4,303
Belgium	—	21,788	—	21,788
Bosnia and Herzegovina	—	125	—	125
Brazil	24,573	—	—	24,573
Canada	49,376	—	—	49,376
Chile	8,185	—	—	8,185
China	4,376	18,187	—	22,563
Denmark	—	19,536	—	19,536
Finland	—	12,364	—	12,364
France	—	115,479	—	115,479
Germany	4,732	124,460	—	129,192
Greece	—	1,566	—	1,566
Hong Kong	5,242	46,326	—	51,568
India	—	3,248	—	3,248
Ireland	209	8,502	—	8,711
Israel	2,599	4,871	—	7,470
Italy	3	23,066	—	23,069
Japan	10,965	268,891	—	279,856
Jersey	—	5,045	—	5,045
Macau	—	1,619	—	1,619
Malta	—	—	—	—
Netherlands	—	109,029	—	109,029
New Zealand	—	1,341	—	1,341
Norway	—	19,600	—	19,600
Portugal	—	4,298	—	4,298
Russia	—	73	—	73
Singapore	4	20,336	—	20,340
South Africa	—	4,575	—	4,575
South Korea	373	21,225	—	21,598
Spain	99	11,755	—	11,854
Sweden	—	28,331	—	28,331
Switzerland	84	129,604	—	129,688
Taiwan	2,372	—	—	2,372
Thailand	—	6,200	—	6,200
Turkey	—	4,965	—	4,965
United Kingdom	6,407	283,333	—	289,740
United States	9,578	—	—	9,578
Preferred Stock
Brazil	7,664	—	—	7,664
Germany	61	5,404	—	5,465
Warrants
Netherlands	—	3,681	—	3,681
Corporate Obligation
United States	—	1,119	—	1,119
Mortgage-Backed Securities
United States	—	1,193	—	1,193
Asset-Backed Securities
United States	—	1,324	—	1,324
Rights
Norway	—	—	—	—
U.S. Treasury Obligations	—	13,205	—	13,205
Cash Equivalent	4,945	—	—	4,945
Affiliated Partnership	—	158,402	—	158,402

Total Investments in Securities	$147,073	$1,595,583	$—	$1,742,656

†	Represents Common and Preferred Stock securities traded outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(831)	$—	$—	$(831)
Total Return Swap	—	(14,572)	—	(14,572)

Total Other Financial Instruments	$(831)	$(14,572)	$—	$(15,403)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

Percentages are based on a Net Assets of $1,679,462($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
†	Affiliated security.
(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $151,569 ($ Thousands).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $1,416,659($ Thousands) and represented 84. 4% of Net Assets.
(C)	Real Estate Investments Trust.
(D)	Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $1,119 ($ Thousands) and represented 0.1% of Net Assets.
(E)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010.
(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $158,402 ($ Thousands).
§	At June 30, 2010, the tax basis cost of the Fund’s investments was $1,850,467 ($ Thousands), and the unrealized appreciation and depreciation were $44,635 ($ Thousands) and ($152,446)($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2010	12

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 88.1%

Argentina — 0.5%
Tenaris ADR(A)	64,604	$2,236
Ternium ADR(A)	41,000	1,350

		3,586

Australia — 0.0%
Centamin Egypt*(B)	115,300	282

Brazil — 8.8%
Banco Bradesco ADR(A)	59,812	949
Banco do Brasil	117,854	1,634
Banco Santander Brasil ADR(A)	219,020	2,263
Banco Santander Brasil*	17,300	179
Banestes Banco do Estado do Espirito Santo	12,900	40
BM&F Bovespa	301,900	1,960
BR Malls Participacoes	30,041	395
BR Properties	164,700	1,151
Brasil Telecom*	15,380	135
Camargo Correa Desenvolvimento Imobiliario	9,700	28
Centrais Eletricas Brasileiras	27,480	367
Cia de Saneamento Basico do Estado de Sao Paulo	32,469	662
Cia de Saneamento de Minas Gerais	89,100	1,236
Cia Energetica de Minas Gerais ADR(A)	59,289	870
Cia Hering	15,510	404
Cielo	215,358	1,833
Cosan, Cl A*	28,700	268
Cyrela Brazil Realty	42,780	466
Diagnosticos da America	38,300	361
EDP - Energias do Brasil	43,923	864
Empresa Brasileira de Aeronautica ADR(A)	62,930	1,318
Empresa Brasileira de Aeronautica	236,600	1,234
Equatorial Energia	19,393	174
Eternit	34,355	161
Even Construtora e Incorporadora	15,300	55
Ez Tec Empreendimentos e Participacoes	12,200	56
Fibria Celulose ADR*(A)	27,842	412
Fibria Celulose*	18,225	271
Fleury*	126,000	1,392
Gafisa ADR(A)	19,100	231
Gerdau ADR	18,400	243
Gerdau	67,463	650
Grendene	223,775	962
Hypermarcas*	96,425	1,238
Iguatemi Empresa de Shopping Centers	73,900	1,294
Investimentos Itau	2,455	15
JBS	217,900	910
JHSF Participacoes	49,600	72
Julio Simoes Logistica*	163,500	744

Description	Shares	Market Value ($ Thousands)
Light	51,145	$597
Localiza Rent a Car	64,588	744
Lojas Renner	93,349	2,559
M Dias Branco	10,268	227
MMX Mineracao e Metalicos*	161,200	944
MRV Engenharia e Participacoes	62,430	442
Multiplan Empreendimentos Imobiliarios	6,000	107
Obrascon Huarte Lain Brasil	5,900	137
OGX Petroleo e Gas Participacoes*	270,800	2,519
PDG Realty Empreendimentos e Participacoes	96,484	809
Petroleo Brasileiro	350,429	6,035
Petroleo Brasileiro ADR	54,244	1,862
Porto Seguro	133,670	1,372
Redecard	102,600	1,452
Refinaria de Petroleos de Manguinhos*	23,300	18
Rodobens Negocios Imobiliarios	66,050	431
Sistema Educacional Brasileiro	72,300	710
SLC Agricola	125,137	923
Souza Cruz	23,118	872
Sul America	8,012	190
Tegma Gestao Logistica	5,700	48
Telegraph Norte Leste Participacoes ADR(A)	119,210	1,783
Telegraph Norte Leste Participacoes	46,900	977
Tivit Terceirizacao de Tecnologia e Servicos	28,110	282
Totvs	9,170	673
Tractebel Energia	35,770	419
Ultrapar Participacoes ADR	8,780	415
Usinas Siderurgicas de Minas Gerais	100,235	2,670
Vale	197,352	4,785
Vale ADR, Cl B(A)	255,860	6,230
Vivo Participacoes ADR	2,959	77
Wilson Sons, BDR	72,005	859

		69,665

Canada — 0.2%
Bankers Petroleum*	22,400	148
Eldorado Gold	12,300	221
First Quantum Minerals	6,749	340
Pacific Rubiales Energy*	37,720	847

		1,556

Chile — 1.0%
Banco Santander Chile ADR(A)	16,974	1,139
Centros Comerciales Sudamericanos	107,944	487
Cia Cervecerias Unidas ADR(A)	6,000	258
Cia Cervecerias Unidas	170,049	1,490
Embotelladora Andina ADR, Cl B(A)	32,078	717
Empresa Nacional de Telecomunicaciones	83,620	1,122
Enersis ADR(A)	106,344	2,117
La Polar	38,000	206

1	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Sociedad Quimica y Minera de Chile ADR(A)	7,000	$228

		7,764

China — 11.2%
AAC Acoustic Technologies Holdings(B)	439,430	628
Air China, Cl H(B)	440,000	431
AirMedia Group ADR*(A)	124,355	388
Ajisen China Holdings(B)	1,150,897	1,285
Angang Steel, Cl H(A)(B)	348,000	413
Anhui Conch Cement, Cl H(B)	411,764	1,197
Asia Cement China Holdings(B)	1,535,000	742
Ausnutria Dairy(A)(B)	283,100	173
Baidu ADR*	5,750	391
Bank of China, Cl H(B)	10,912,000	5,505
Bank of Communications, Cl H(A)(B)	1,385,000	1,458
Beijing Capital International Airport, Cl H(B)	1,216,000	713
Bosideng International Holdings(B)	716,000	192
BYD Electronic International(B)	318,500	176
Changyou.com ADR*	5,700	147
China BlueChemical(B)	270,000	150
China Citic Bank, Cl H(B)	748,000	473
China Coal Energy, Cl H(B)	835,000	1,043
China Communications Construction, Cl H(B)	521,000	475
China Communications Services, Cl H(B)	2,210,000	1,068
China Construction Bank, Cl H(B)	10,560,430	8,501
China Dongxiang Group(B)	2,595,500	1,730
China Information Security Technology*(A)	19,400	101
China Life Insurance, Cl H(B)	581,793	2,544
China Merchants Bank, Cl H(B)	231,500	554
China Merchants Property Development, Cl B*(B)	191,300	299
China Molybdenum, Cl H(B)	394,309	221
China National Materials(B)	919,110	553
China Petroleum & Chemical, Cl H(B)	616,000	497
China Petroleum & Chemical ADR	13,110	1,055
China Railway Construction, Cl H(B)	2,179,500	2,738
China Railway Group, Cl H*(B)	571,000	365
China Shenhua Energy(B)	296,500	1,070
China Shineway Pharmaceutical Group(B)	151,039	459
China Shipping Development, Cl H(B)	1,342,000	1,688
China South Locomotive and Rolling Stock(B)	277,000	189
China Telecom, Cl H(B)	1,410,000	677
China Vanke, Cl B(B)	203,600	214
China Yurun Food Group(B)	416,000	1,308
China Zhongwang Holdings(A)(B)	261,000	165
Chongqing Changan Automobile, Cl B(B)	417,400	237
Ctrip.com International ADR*(A)	60,300	2,265
Dongfang Electric, Cl H(A)(B)	68,000	209

Description	Shares	Market Value ($ Thousands)
Dongfeng Motor Group, Cl H(A)(B)	1,133,280	$1,315
Fosun International(B)	695,327	486
Fuqi International*(A)	46,740	318
Golden Eagle Retail Group(B)	120,622	252
Great Wall Motor, Cl H(B)	524,000	909
Great Wall Technology, Cl H(B)	98,000	40
Guangzhou R&F Properties(A)(B)	668,000	845
Haitian International Holdings(B)	79,000	55
Harbin Electric*	8,865	148
Harbin Power Equipment, Cl H(B)	1,024,000	730
Hidili Industry International Development(B)	413,000	304
Huaneng Power International ADR	10,690	252
Huaneng Power International, Cl H(B)	1,412,800	836
Industrial & Commercial Bank of China(B)	9,993,959	7,264
Jiangling Motors, Cl B	136,200	245
Kingdee International Software Group(B)	651,200	245
Lianhua Supermarket Holdings, Cl H(B)	113,509	416
Longfor Properties(B)	207,500	208
Lumena Resources*(B)	2,486,000	656
Maanshan Iron & Steel, Cl H(A)(B)	2,224,000	970
Mindray Medical International ADR(A)	46,897	1,474
Netease.com ADR*	10,430	331
Parkson Retail Group(B)	147,770	249
PetroChina ADR	11,290	1,239
PetroChina, Cl H(B)	3,340,208	3,694
Ping An Insurance Group of China, Cl H(B)	193,000	1,595
Qingling Motors, Cl H(B)	206,000	49
Renhe Commercial Holdings(B)	8,820,000	1,825
Shandong Chenming Paper Holdings, Cl B(B)	320,400	220
Shandong Molong Petroleum Machinery, Cl H(B)	4,942	4
Shenzhou International Group Holdings(B)	151,000	172
Sino-Ocean Land Holdings(B)	199,500	143
Sinotrans, Cl H(B)	4,133,000	945
Sinotrans Shipping(B)	1,174,500	448
Soho China(A)(B)	3,244,500	1,877
Sohu.com*	11,260	463
SPG Land Holdings(B)	135,300	56
Tencent Holdings(A)(B)	167,804	2,780
Tingyi Cayman Islands Holding(B)	724,000	1,775
Travelsky Technology, Cl H(B)	663,000	547
Trina Solar ADR*(A)	44,800	774
Weichai Power, Cl H(B)	76,000	490
Weiqiao Textile, Cl H(B)	1,609,900	983
Xingda International Holdings(B)	133,000	74
Yangzijiang Shipbuilding Holdings(A)(B)	1,504,046	1,438
Yanzhou Coal Mining, Cl H(B)	488,000	938
Zhaojin Mining Industry(B)	99,000	232
Zhejiang Expressway, Cl H(B)	787,922	726

SEI Institutional International Trust / Quarterly Report / June 30, 2010	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Zhongsheng Group Holdings*	286,000	$353
Zhuzhou CSR Times Electric, Cl H(B)	648,000	1,372
ZTE, Cl H(A)(B)	140,600	427

		88,874

Colombia — 0.1%
BanColombia ADR	10,200	511

Czech Republic — 0.3%
CEZ(B)	30,150	1,231
Komercni Banka(B)	4,723	758
Philip Morris CR(B)	381	158

		2,147

Egypt — 0.5%
Commercial International Bank(B)	68,343	800
Egyptian Financial Group-Hermes Holding(B)	283,856	1,432
National Societe Generale Bank(B)	6,600	36
Orascom Construction Industries(B)	21,299	838
Orascom Construction Industries GDR	6,969	274
Talaat Moustafa Group*(B)	135,000	172
Telecom Egypt(B)	70,000	192

		3,744

Hong Kong — 6.6%
Beijing Enterprises Holdings(B)	124,000	805
Belle International Holdings(B)	1,842,000	2,613
Chaoda Modern Agriculture(B)	2,316,680	2,259
Cheung Kong Holdings(B)	24,000	277
China Gas Holdings(B)	2,246,000	1,250
China Green Holdings(A)(B)	284,500	286
China Mengniu Dairy(B)	389,000	1,261
China Mobile ADR	35,900	1,774
China Mobile(B)	1,251,457	12,436
China Pharmaceutical Group(B)	1,210,000	725
China Power International Development(A)(B)	4,285,200	935
China Properties Group(B)	399,000	99
China Resources Power Holdings(B)	417,800	947
China State Construction International Holdings(B)	1,889,090	574
China Unicom(B)	457,624	612
Citic Pacific(B)	169,000	313
CNOOC(B)	4,622,948	7,857
Cosco International Holdings(B)	790,000	383
COSCO Pacific(B)	1,671,015	1,972
Dah Chong Hong Holdings(B)	93,000	58
Denway Motors(B)	3,316,000	1,561
Global Bio-Chemical Technology Group(B)	3,789,500	521
GOME Electrical Appliances Holdings(B)(C)	8,267,893	2,495
Guangdong Investment(B)	398,000	187
GZI Real Estate Investment Trust(B)(D)	641,065	270

Description	Shares	Market Value ($ Thousands)
GZI Transportation(B)	224,000	$110
Hengan International Group(B)	90,500	733
Hopson Development Holdings(B)	407,983	502
Huabao International Holdings(B)	2,048,500	2,618
Industrial and Commercial Bank of China Asia(B)	120,000	318
Inspur International(B)	1,800,000	159
Kingboard Laminates Holdings(B)	307,000	258
Kowloon Development(B)	81,000	80
Kunlun Energy(B)	978,159	1,233
KWG Property Holding(B)	345,000	212
Minth Group(B)	146,000	173
NWS Holdings(A)(B)	755,625	1,366
Shui On Land(B)	554,000	238
Sino Biopharmaceutical(B)	1,408,000	548
Sinolink Worldwide Holdings(B)	1,980,532	283
Skyworth Digital Holdings(A)(B)	235,179	155
Texwinca Holdings(B)	122,000	118
Tianjin Development Holdings(B)	374,000	227
TPV Technology(B)	1,009,890	599
Yingde Gases*(B)	173,500	172

		52,572

Hungary — 0.3%
Egis Gyogyszergyar(B)	1,631	132
Magyar Telekom(B)	81,639	224
MOL Hungarian Oil and Gas(A)(B)	21,476	1,774
Richter Gedeon(B)	230	41

		2,171

India — 7.7%
Allahabad Bank(B)	207,470	718
Andhra Bank(B)	132,787	369
Bank(B)	10,693	120
Bank of Baroda(B)	97,079	1,451
Bank of India(B)	397,508	2,965
Bank of Maharashtra(B)	45,150	57
Bharat Heavy Electricals(B)	20,055	1,057
Bharat Petroleum(B)	13,940	198
Bharti Airtel(B)	528,299	2,974
Cairn India*(B)	452,507	2,930
Canara Bank(B)	86,748	832
Dabur India(B)	44,600	201
DEN Networks*(B)	11,414	50
Dishman Pharmaceuticals & Chemicals(B)	25,103	116
Eicher Motors(B)	3,755	74
Exide Industries(B)	8,641	24
GAIL India(B)	240,288	2,403
Glenmark Pharmaceuticals(B)	176,870	1,022
Grasim Industries(B)	18,257	719
Gujarat Alkalies & Chemicals(B)	8,900	24
Gujarat State Fertilisers & Chemicals(B)	9,660	52
HCL Technologies(B)	4,150	32
HDFC Bank ADR	1,970	282
Hero Honda Motors(B)	59,030	2,590
Hindalco Industries(B)	230,070	707
Hindustan Petroleum(B)	36,020	363
Hindustan Zinc(B)	19,750	408
Housing Development Finance(B)	31,423	1,980
ICICI Bank ADR	12,300	445

3	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
India Cements(B)	1,162,291	$2,667
Indian Bank(B)	315,591	1,524
Indian Overseas Bank(B)	157,064	350
Industrial Development Bank of India(B)	110,307	281
Infosys Technologies(B)	29,341	1,751
ITC(B)	247,772	1,617
Jindal Steel & Power(B)	45,600	609
Larsen & Toubro(B)	5,000	193
LIC Housing Finance(B)	44,838	957
Mahanagar Telephone Nigam(B)	507,220	719
Mahindra & Mahindra(B)	33,830	453
Mangalore Refinery & Petrochemicals(B)	403,113	650
Nagarjuna Construction(B)	307,832	1,234
NMDC*(B)	142,170	805
Oil & Natural Gas(B)	72,341	2,044
Oriental Bank of Commerce(B)	135,084	943
Patni Computer Systems(B)	59,574	658
Power Finance(B)	296,983	1,907
Punjab National Bank(B)	40,792	916
Reliance Industries(B)	114,140	2,656
Rolta India(B)	384,780	1,377
Samruddhi Cement*	18,257	191
Sesa GOA*(B)	60,384	452
Shipping Corporation of India(B)	18,531	62
Shriram Transport Finance(B)	22,160	273
State Bank of India GDR^	22,630	2,243
State Bank of India GDR^(B)	1,274	127
State Bank of India(B)	10,510	517
Steel Authority of India(B)	450,596	1,851
Sterlite Industries India ADR	17,800	253
Sterlite Industries India(B)	145,160	524
Syndicate Bank(B)	161,043	316
Tata Chemicals(B)	78,203	559
Tata Consultancy Services(B)	110,954	1,780
Tata Power(B)	9,356	262
Tata Steel(B)	19,937	206
Triveni Engineering & Industries(B)	71,750	155
UCO Bank(B)	66,550	110
Union Bank of India(B)	67,958	451
Unitech*(B)	116,639	184
United Phosphorus*(B)	55,745	219
Welspun(B)	256,364	1,272

		61,481

Indonesia — 2.7%
Adaro Energy(B)	1,247,100	271
Astra International(B)	799,070	4,222
Bank Central Asia(B)	1,635,000	1,064
Bank Mandiri(B)	3,660,458	2,399
Bank Rakyat Indonesia(B)	3,356,750	3,408
Global Mediacom*(B)(C)	1,633,900	59
Indika Energy(B)	465,000	145
Indocement Tunggal Prakarsa(B)	998,805	1,726
Indosat(B)	1,219,500	661
International Nickel Indonesia(B)	1,445,000	590
Kalbe Farma(B)	2,865,500	658
Medco Energi Internasional(B)	1,932,000	622
Perusahaan Gas Negara(B)	4,756,670	2,016
Semen Gresik Persero(B)	959,000	919

Description	Shares	Market Value ($ Thousands)
Telekomunikasi Indonesia(B)	3,084,100	$2,614
United Tractors GDR(B)	182,000	373

		21,747

Israel — 0.3%
Bezeq Israeli Telecommunication(B)	233,200	510
Israel Chemicals(B)	28,817	301
Makhteshim-Agan Industries(B)	191,390	640
Teva Pharmaceutical Industries ADR	15,280	794

		2,245

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR*	106,839	847
KazMunaiGas Exploration Production GDR(B)	90,952	1,676
Zhaikmunai GDR*	44,198	327

		2,850

Malaysia — 1.9%
Axiata Group*(B)	336,600	405
BIMB Holdings(B)	36,000	14
CIMB Group Holdings(B)	823,400	1,773
Gamuda(B)	940,000	920
Genting(B)	198,020	433
Genting Malaysia(B)	2,275,940	1,909
Hong Leong Bank(B)	334,611	883
Hong Leong Financial Group(B)	64,700	168
KLCC Property Holdings(B)	97,600	92
Lafarge Malayan Cement(B)	89,300	187
Malayan Banking(B)	1,082,067	2,516
Malaysian Bulk Carriers(B)	241,877	212
Proton Holdings*(B)	67,000	91
Public Bank(B)	727,900	2,673
RHB Capital(B)	110,200	199
Tanjong(B)	16,200	87
Tenaga Nasional(B)	487,735	1,263
Titan Chemicals(B)	210,000	95
Top Glove(B)	235,710	996

		14,916

Mexico — 4.5%
Alfa, Cl A	164,224	1,236
America Movil ADR, Ser L	111,097	5,277
America Movil, Ser L	2,001,669	4,754
Bolsa Mexicana de Valores*	531,715	839
Cemex ADR*(A)	182,728	1,767
Coca-Cola Femsa	101,700	640
Consorcio ARA	869,100	520
Desarrolladora Homex ADR*(A)	39,090	987
Embotelladoras Arca	407,150	1,391
Empresas ICA*	128,100	303
Fomento Economico Mexicano	200,000	868
Fomento Economico Mexicano ADR(A)	25,209	1,088
Genomma Lab Internacional, Cl B*	74,500	248
GEO*	154,090	413
Grupo Aeroportuario del Centro Norte Sab, Cl B	30,012	47

SEI Institutional International Trust / Quarterly Report / June 30, 2010	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Grupo Aeroportuario del Pacifico, Cl B	55,100	$161
Grupo Bimbo, Ser A	97,763	706
Grupo Carso, Ser A1	45,970	147
Grupo Casa Saba ADR	4,500	47
Grupo Continental(C)	388,051	1,080
Grupo Financiero Banorte, Cl O	929,459	3,617
Grupo Mexico, Ser B	950,693	2,265
Grupo Modelo	57,945	288
Grupo Simec, Cl B*	108,690	256
Grupo Televisa ADR	100,948	1,757
Grupo Televisa(A)	315,243	1,106
Industrias, Cl B*	149,001	504
Telefonos de Mexico ADR, Ser L(A)	38,922	549
Urbi Desarrollos Urbanos*	1,478,347	2,754

		35,615

Netherlands — 0.1%
Plaza Centers	346,904	519

Nigeria — 0.0%
Guaranty Trust Bank	1,636,892	182

Panama — 0.2%
Copa Holdings, Cl A	34,700	1,534

Peru — 0.0%
Cia de Minas Buenaventura ADR	7,600	292

Philippines — 0.5%
Bank of the Philippine Islands(B)	437,171	424
Energy Development(B)	1,849,000	176
Globe Telecom(B)	1,376	26
International Container Terminal Services(B)	555,200	364
Philippine Long Distance Telephone ADR(A)	14,152	721
Philippine Long Distance Telephone(B)	19,540	999
SM Investments(B)	89,360	799
Union Bank of Philippines(B)	227,980	205

		3,714

Poland — 0.8%
Asseco Poland(B)	52,609	831
Bank Pekao(B)	9,310	426
Cyfrowy Polsat(B)	64,908	271
Gant Development*(B)	6,000	34
KGHM Polska Miedz(B)	38,413	997
Polish Oil & Gas(B)	247,000	239
Polski Koncern Naftowy Orlen(B)	104,446	1,087
Powszechna Kasa Oszczednosci Bank Polski(B)	37,180	398
Powszechny Zaklad Ubezpieczen*	6,810	706
Synthos*(B)	239,120	126

Description	Shares	Market Value ($ Thousands)
Telekomunikacja Polska(B)	214,960	$906

		6,021

Russia — 6.0%
CTC Media	14,400	208
Eurasia Drilling GDR	62,947	1,215
Evraz Group GDR^(B)	27,175	634
Evraz Group GDR^	25,518	639
Globaltrans Investment GDR^	116,879	1,670
Globaltrans Investment GDR^(B)	27,194	384
Integra Group Holdings GDR*(B)	134,503	299
LSR Group GDR*(B)	205,484	1,545
Lukoil ADR^	155,492	8,008
Lukoil ADR^(B)	2,593	133
Magnit GDR	66,305	928
Magnitogorsk Iron & Steel Works GDR(B)	117,319	1,072
Mechel ADR	17,036	309
MMC Norilsk Nickel ADR(A)(B)	298,820	4,283
Mobile Telesystems ADR	175,310	3,359
NovaTek OAO GDR(B)	6,750	481
OAO Gazprom ADR	595,242	11,363
Pharmstandard GDR*	32,338	711
Rosneft Oil GDR(B)	577,835	3,524
Sberbank GDR^(B)	4,048	1,011
Sberbank GDR^	942	233
Severstal GDR(B)	69,768	672
Sistema GDR	16,232	385
Surgutneftegas ADR(A)	113,865	774
Tatneft ADR(B)	11,100	310
Uralkali GDR(B)	24,244	431
VTB Bank GDR(B)	498,328	2,394
X5 Retail Group GDR*(B)	24,750	831

		47,806

South Africa — 6.3%
ABSA Group(A)(B)	138,800	2,189
Adcock Ingram Holdings(B)	13,409	101
African Bank Investments(A)(B)	303,116	1,191
African Rainbow Minerals(B)	4,200	88
Anglo Platinum(B)	4,590	434
AngloGold Ashanti ADR(A)	15,999	691
AngloGold Ashanti(B)	4,000	173
ArcelorMittal South Africa(B)	77,147	761
Aspen Pharmacare Holdings(A)(B)	60,489	598
Assore(B)	1,200	108
Aveng(A)(B)	32,000	143
Barloworld(A)(B)	371,052	1,959
Bidvest Group(B)	47,274	749
Clicks Group*(B)	95,180	419
DataTec(B)	45,000	166
Exxaro Resources(B)	25,309	363
FirstRand(B)	1,014,378	2,377
Fountainhead Property Trust(B)	164,460	134
Gold Fields ADR	22,110	296
Gold Fields(B)	45,000	604
Grindrod(B)	137,731	257
Group Five(B)	21,043	94
Harmony Gold Mining(A)(B)	119,040	1,270

5	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Hosken Consolidated Investments	1,078	$11
Hyprop Investments(A)(B)	16,578	108
Impala Platinum Holdings(B)	128,107	2,985
Imperial Holdings(A)(B)	104,959	1,169
Investec(B)	115,416	806
JD Group(A)(B)	222,770	1,171
Kumba Iron Ore(A)(B)	20,765	859
Life Healthcare Group Holdings*	394,765	698
Metmar(B)	42,489	22
Metropolitan Holdings(B)	309,962	647
Mondi(A)(B)	254,463	1,493
Mr Price Group(A)(B)	162,312	944
MTN Group(B)	440,069	5,774
Murray & Roberts Holdings(B)	381,160	1,921
Nampak(A)(B)	394,822	986
Naspers, Cl N(A)(B)	38,083	1,284
Nedbank Group(B)	25,324	395
Netcare(B)	389,014	653
Pioneer Foods(B)	13,357	71
Raubex Group(B)	91,914	227
Redefine Properties(B)	184,587	173
Remgro(A)(B)	55,130	679
Sanlam(A)(B)	373,573	1,109
Sappi(B)	211,167	819
Sasol(B)	126,552	4,501
Sasol ADR(A)	9,070	320
Standard Bank Group(A)(B)	282,166	3,746
Telkom(B)	55,230	271
Tiger Brands(B)	7,844	174
Vodacom Group(B)	6,154	47
Wilson Bayly Holmes-Ovcon(B)	10,000	143
Woolworths Holdings(B)	153,075	476

		49,847

South Korea — 11.9%
Cheil Jedang(B)	10,531	910
Daegu Bank(B)	60,100	683
Daewoo Shipbuilding & Marine Engineering(B)	53,470	811
Daishin Securities(B)	39,600	455
Dongbu Insurance(B)	27,153	779
Dongkuk Steel Mill(B)	17,310	309
Doosan Heavy Industries and Construction(B)	3,675	225
GS Engineering & Construction(B)	9,633	584
Halla Climate Control(B)	29,320	390
Hanwha Chemical(B)	83,350	1,197
Honam Petrochemical(B)	6,878	814
Hyundai Department Store(B)	3,745	358
Hyundai Development(B)	81,000	1,805
Hyundai Engineering & Construction(B)	30,697	1,411
Hyundai Heavy Industries(B)	3,190	607
Hyundai Marine & Fire Insurance(B)	8,970	178
Hyundai Mobis(B)	2,821	473
Hyundai Motor(B)	27,112	3,172
Jinro(B)	16,320	450
Kangwon Land(B)	136,340	2,056
KB Financial Group ADR	3,200	121
KB Financial Group(B)	60,144	2,305
Korea Electric Power(B)	69,940	1,805

Description	Shares	Market Value ($ Thousands)
Korea Exchange Bank(B)	69,230	$706
Korea Kumho Petrochemical(B)	10,910	455
Korean Air Lines(B)	8,300	551
Korean Reinsurance(B)	146,286	1,145
KP Chemical(B)	38,860	365
KT(B)	33,640	1,242
KT ADR(A)	42,320	811
KT&G(B)	26,444	1,300
LG(B)	29,273	1,566
LG Chemical(B)	2,100	527
LG Electronics(B)	55,103	4,190
LG Philips LCD(B)	110,350	3,629
LG Telecom(B)	43,930	274
Lotte Chilsung Beverage(B)	404	262
Lotte Shopping(B)	820	235
MegaStudy(B)	5,200	687
Nong Shim(B)	5,179	969
OCI(B)	819	165
POSCO(B)	17,694	6,704
POSCO ADR(A)	10,210	963
Pusan Bank(B)	91,070	821
Samsung Electro-Mechanics(B)	3,695	462
Samsung Electronics(B)	37,180	23,320
Samsung Engineering(B)	16,518	1,530
Samsung Fire & Marine Insurance(B)	18,734	2,974
Samsung SDI(B)	910	127
Shinhan Financial Group(B)	159,210	5,860
Shinsegae(B)	9,021	3,898
SK Holdings(B)	4,050	288
SK Telecom ADR(A)	89,630	1,320
SK Telecom(B)	2,336	306
S-Oil(B)	22,535	988
Taewoong(B)	4,014	180
Tong Yang Life Insurance(B)	126,730	1,320
Woongjin Thinkbig(B)	14,650	303
Woori Investment & Securities(B)	26,790	343
Yuhan(B)	10,590	1,323

		94,007

Sweden — 0.1%
Alliance Oil*(B)	76,782	854
Oriflame Cosmetics(A)(B)	5,205	271

		1,125

Taiwan — 9.8%
Acer(B)	653,725	1,517
Advanced Semiconductor
Engineering(B)	1,850,404	1,457
Asia Cement(B)	1,053,000	925
Asustek Computer(B)	144,148	1,062
AU Optronics ADR	114,450	1,016
AU Optronics(B)	1,936,418	1,715
Catcher Technology(B)	501,000	1,081
Cathay Financial Holding(B)	1,169,200	1,730
Cathay Financial Holding GDR	30,034	449
Chang Hwa Commercial Bank(B)	1,858,000	846
Cheng Loong(B)	126,000	46
China Steel(B)	595,819	549
Chinatrust Financial Holding(B)	6,821,861	3,728
Chunghwa Telecom(B)	598,570	1,185
Chunghwa Telecom ADR	7,300	144

SEI Institutional International Trust / Quarterly Report / June 30, 2010	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
Compal Electronics(B)	1,925,549	$2,293
Delta Electronics(B)	186,000	594
Far Eastern New Century(B)	1,038,538	1,068
Far EasTone Telecommunications(B)	122,000	150
First Financial Holding(B)	3,244,192	1,787
Gigabyte Technology(B)	77,000	75
High Tech Computer(B)	149,100	1,980
Hon Hai Precision Industry(B)	1,858,134	6,513
Hon Hai Precision Industry GDR	47,938	340
Hotai Motor(B)	25,000	60
Hung Poo Real Estate Development(B)	121,000	149
Lite-On Technology(B)	876,531	961
Macronix International(B)	560,000	368
MediaTek(B)	305,857	4,269
Mega Financial Holding(B)	1,451,000	775
Nan Ya Printed Circuit Board(B)	143,967	583
Novatek Microelectronics(B)	278,410	747
Pegatron*	535,718	501
Pou Chen(B)	340,000	264
Powertech Technology(B)	118,000	328
President Chain Store(B)	220,000	649
Prime View International(B)	937,000	1,137
Quanta Computer(B)	1,952,649	3,530
Richtek Technology*(B)	58,000	486
Siliconware Precision Industries ADR(A)	235,700	1,261
Siliconware Precision Industries(B)	16,002	17
Silitech Technology*(B)	107,000	274
Simplo Technology(B)	63,000	341
Sincere Navigation*(B)	206,000	240
SinoPac Financial Holdings(B)	4,085,230	1,288
Soft-World International*(B)	84,000	404
Synnex Technology International(B)	230,000	498
Taishin Financial Holding(B)	599,000	230
Taiwan Cooperative Bank(B)	811	—
Taiwan Fertilizer(B)	927,000	2,425
Taiwan Semiconductor Manufacturing(B)	6,138,908	11,474
Taiwan Semiconductor Manufacturing ADR	221,526	2,162
Tatung*(B)	5,921,000	1,039
Teco Electric and Machinery(B)	565,000	232
Transcend Information(B)	223,660	590
Tripod Technology(B)	99,000	366
Tung Ho Steel Enterprise(B)	136,820	107
TXC*(B)	153,000	236
U-Ming Marine Transport(B)	356,000	679
United Microelectronics ADR(A)	53,260	155
United Microelectronics(B)	8,873,312	3,905
Wintek(B)	492,000	393
Wistron GDR	29,053	494
Wistron(B)	342,000	501
WPG Holdings*(B)	169,000	312
Young Fast Optoelectronics(B)	26,000	196
Yuanta Financial Holding(B)	1,104,000	589

		77,465

Description	Shares	Market Value ($ Thousands)

Thailand — 2.1%
Advanced Info Service^	17,600	$46
Advanced Info Service^(B)	466,700	1,244
Airports of Thailand(B)	3,000	3
Bangkok Bank(B)	630,800	2,443
Banpu(B)	34,111	632
Bumrungrad Hospital(B)	768,450	733
Charoen Pokphand Foods(B)	98,000	61
CP ALL(B)	388,400	342
Glow Energy(B)	816,421	933
Kasikornbank(B)	811,100	2,324
Krung Thai Bank(B)	913,540	352
PTT(B)	213,100	1,602
PTT Exploration & Production	51,660	223
Siam Cement(B)	325,154	2,604
Siam Commercial Bank^(B)	458,700	1,141
Siam Commercial Bank^	500,500	1,236
Thai Airways International(B)	157,500	124
Thai Oil(B)	149,500	202
Thanachart Capital(B)	899,553	796

		17,041

Turkey — 2.5%
Akenerji Elektrik Uretim(B)	103,080	201
Anadolu Efes Biracilik Ve Malt Sanayii(B)	100,181	1,169
BIM Birlesik Magazalar(B)	8,753	243
Cimsa Cimento Sanayi VE Tica(B)	201,448	1,106
Ford Otomotiv Sanayi(B)	155,231	1,002
Haci Omer Sabanci Holding(B)	58,424	234
Hurriyet Gazetecilik(B)	341,370	277
KOC Holding(B)	24,000	81
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.(B)	83,743	114
Sinpas Gayrimenkul Yatirim Ortakligi*(B)(D)	106,175	126
Tekfen Holding(B)	194,921	574
Tofas Turk Otomobil Fabrikasi(B)	153,555	518
Tupras Turkiye Petrol Rafine(B)	144,346	2,619
Turk Hava Yollari*(B)	123,433	304
Turk Sise ve Cam Fabrikalari*(B)	2,057,915	2,248
Turkcell Iletisim Hizmet(B)	365,299	1,895
Turkcell Iletisim Hizmet ADR	59,620	774
Turkiye Garanti Bankasi(B)	580,574	2,416
Turkiye Halk Bankasi(B)	115,929	856
Turkiye Is Bankasi, Cl C(B)	600,401	1,858
Turkiye Sinai Kalkinma Bankasi(B)	1,077,620	1,192
Turkiye Vakiflar Bankasi Tao, Cl D(B)	126,000	287
Yazicilar Holding, Cl A(B)	12,596	74

		20,168

United Arab Emirates — 0.0%
DP World(B)	831,100	364

United Kingdom — 0.7%
Afren*(B)	286,953	363
African Barrick Gold*	96,090	912
Anglo American*(B)	67,344	2,348

7	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Shares	Market Value ($ Thousands)
Antofagasta(B)	73,430	$855
BHP Billiton(B)	10,581	275
Cairn Energy*(B)	70,521	434
JKX Oil & Gas(B)	125,620	456
Tullow Oil(B)	12,991	193

		5,836

United States — 0.1%
Central European Distribution*	6,191	133
Millicom International Cellular	6,800	551
NII Holdings*	8,580	279

		963

Total Common Stock (Cost $640,011) ($ Thousands)		698,610

PREFERRED STOCK — 6.5%

Brazil — 6.5%
Banco Bradesco	87,800	1,383
Banco do Estado do Rio Grandedo Sul	41,500	295
Banco Pine	3,300	18
Bombril*	14,100	62
Bradespar	75,383	1,368
Brasil Telecom*	100,582	675
Braskem	284,070	2,005
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	24,489	857
Cia de Bebidas das Americas ADR(A)	17,298	1,747
Cia de Bebidas das Americas	14,300	1,425
Cia de Tecidos do Norte de Minas - Coteminas	155,332	402
Cia Energetica de Minas Gerais	170,666	2,471
Cia Paranaense de Energia	62,053	1,275
Confab Industrial	94,037	257
Construtora Sultepa	600	2
Eletropaulo Metropolitana Eletricidade de Sao Paulo	91,114	1,833
Investimentos Itau	473,889	2,831
Itau Unibanco Holding	69,864	1,261
Itau Unibanco Holding ADR*	243,979	4,394
Klabin	246,519	691
Metalurgica Gerdau, Cl A	55,999	915
NET Servicos de Comunicacao*	6,800	64
Parana Banco	10,700	50
Petroleo Brasileiro	331,442	4,957
Petroleo Brasileiro Sponsored ADR, Cl A	237,555	7,079
Randon Participacoes	206,300	1,158
Schulz	900	17
Suzano Papel e Celulose	86,788	732
Telecomunicacoes de Sao Paulo	54,666	1,111
Telegraph Norte Leste Participacoes	10,000	150
Tim Participacoes	490,700	1,329
Ultrapar Participacoes	17,400	831
Universo Online	5,200	27
Vale, Cl A	202,631	4,294

Description	Shares	Market Value ($ Thousands)
Vale ADR, Cl B(A)	173,376	$3,644

Total Preferred Stock (Cost $38,143) ($ Thousands)		51,610

EXCHANGE TRADED FUNDS — 0.5%

United States — 0.5%
iShares MSCI Emerging Markets Index Fund(A)	79,968	2,984
Vanguard Emerging Markets ETF	25,453	967

Total Exchange Traded Funds (Cost $4,227) ($ Thousands)		3,951

EQUITY-LINKED WARRANTS —0.1%

Russia — 0.1%
Sberbank, Expires 2012 *	442,800	1,083

Total Equity-Linked Warrants (Cost $1,209) ($ Thousands)		1,083

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/49(E)	8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

RIGHTS — 0.0%

China — 0.0%
Bank of Communications Co., Ltd., Expires 07/09/10*(A)	112	46

Hong Kong — 0.0%
Global Bio-Chemical Technology Group, Expires 07/15/10*	1,516	60

Total Rights (Cost $0) ($ Thousands)		106

CASH EQUIVALENT — 0.3%

United States — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%†**	2,076,280	2,076

Total Cash Equivalent (Cost $2,076) ($ Thousands)		2,076

SEI Institutional International Trust / Quarterly Report / June 30, 2010	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 7.7%

United States — 7.7%
SEI Liquidity Fund, L.P., 0.240%†**(F)	62,603,841	$61,536

Total Affiliated Partnership (Cost $62,604) ($ Thousands)		61,536

Total Investments — 103.2% (Cost $748,270) ($ Thousands)§		$818,972

9	SEI Institutional International Trust / Quarterly Report / June 30, 2010

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$3,586	$—	$—	$3,586
Australia	—	282	—	282
Brazil	69,665	—	—	69,665
Canada	1,556	—	—	1,556
Chile	7,764	—	—	7,764
China	9,944	78,930	—	88,874
Colombia	511	—	—	511
Czech Republic	—	2,147	—	2,147
Egypt	274	3,470	—	3,744
Hong Kong	1,774	50,798	—	52,572
Hungary	—	2,171	—	2,171
India	3,414	58,067	—	61,481
Indonesia	—	21,747	—	21,747
Israel	794	1,451	—	2,245
Kazakhstan	1,174	1,676	—	2,850
Malaysia	—	14,916	—	14,916
Mexico	35,615	—	—	35,615
Netherlands	519	—	—	519
Nigeria	182	—	—	182
Panama	1,534	—	—	1,534
Peru	292	—	—	292
Philippines	721	2,993	—	3,714
Poland	706	5,315	—	6,021
Russia	29,802	18,004	—	47,806
South Africa	2,016	47,831	—	49,847
South Korea	3,215	90,792	—	94,007
Sweden	—	1,125	—	1,125
Taiwan	6,522	70,943	—	77,465
Thailand	1,505	15,536	—	17,041
Turkey	774	19,394	—	20,168
United Arab Emirates	—	364	—	364
United Kingdom	912	4,924	—	5,836
United States	963	—	—	963
Preferred Stock
Brazil	51,610	—	—	51,610
Exchange Traded Funds
United States	3,951	—	—	3,951
Equity-Linked Warrant
Russia	—	1,083	—	1,083
Debenture Bond
Brazil	—	—	—	—
Rights
China	46	—	—	46
Hong Kong	60	—	—	60
Cash Equivalent
United States	2,076	—	—	2,076
Affiliated Partnership
United States	—	61,536	—	61,536

Total Investments in Securities	$243,477	$575,495	$—	$818,972

†	Represents Common Stock securities traded outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Common Stock
Beginning balance as of October 1, 2009	$7
Accrued discounts/premiums	—
Realized gain/(loss)	(10)
Change in unrealized appreciation/(depreciation)	10
Net purchases/sales	(7)
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2010	$—

SEI Institutional International Trust / Quarterly Report / June 30, 2010	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2010

Percentages are based on a Net Assets of $793,229($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

^	The Fund may hold depository receipts or shares of the same company that are traded on different exchanges.

†	Affiliated security.

(A)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $58,833 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2010 was $512,876 ($ Thousands) and represented 64.7% of Net Assets.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $3,634 ($ Thousands) and represented 0.5% of Net Assets.

(D)	Real Estate Investments Trust.

(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $61,536 ($ Thousands).

§	At June 30, 2010, the tax basis cost of the Fund’s investments was $748,270 ($ Thousands), and the unrealized appreciation and depreciation were $121,177 ($ Thousands) and ($50,475)($ Thousands), respectively.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ltd — Limited

MSCI — Morgan Stanley Capital International

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 86.7%

Australia — 1.7%
Commonwealth Bank of Australia
3.750%, 10/15/14(A)	USD	425	$437
Fairfax Med
5.250%, 06/15/12		250	307
Government of Australia, Ser 122
5.250%, 03/15/19		300	257
Government of Australia, Ser 123
5.750%, 04/15/12		1,000	863
Government of Australia, Ser 25CI
3.000%, 09/20/25		640	578
Macquarie Bank MTN
5.500%, 09/19/16(B) GBP		336	476
1.056%, 12/06/16(B)	EUR	350	399
New South Wales Treasury
5.250%, 05/01/13		980	836
QBE Insurance Group MTN
6.125%, 09/28/15	GBP	250	403
Queensland Treasury
6.000%, 09/14/17		1,630	1,422
Rio Tinto Finance
5.875%, 07/15/13	USD	500	548
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	873
Westpac Banking MTN
4.250%, 09/22/16	EUR	350	447
4.250%, 01/25/12	EUR	300	382

			8,228

Austria — 0.5%
Republic of Austria MTN
4.000%, 09/15/16		600	804
3.900%, 07/15/20		300	389
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	366
Republic of Austria, Ser E MTN
3.800%, 10/20/13		675	890

			2,449

Belgium — 1.7%
Anheuser-Busch InBev
8.625%, 01/30/17		200	323
5.375%, 01/15/20		450	485
4.000%, 04/26/18		300	380
Dexia Funding
4.892%, 11/30/49(B)		200	137
Fortis Bank
4.625%, 10/24/49(B)		200	188
Kingdom of Belgium, Ser 31
5.500%, 03/28/28		2,022	2,965
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		325	458
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		2,100	2,671
Kingdom of Belgium, Ser 56
3.500%, 03/28/15		750	967

			8,574

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Bermuda — 0.0%
Fidelity International
6.875%, 02/24/17		175	$227

Brazil — 0.3%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	162
Federal Republic of Brazil
10.250%, 01/10/28		370	206
Petrobras International Finance
5.750%, 01/20/20	USD	650	655
Vale Overseas
6.875%, 11/21/36	USD	301	314

			1,337

Canada — 4.1%
Bank of Montreal MTN
4.250%, 01/23/13	EUR	250	323
Bell Canada MTN
5.000%, 02/15/17		270	264
Canadian Natural Resources
5.150%, 02/01/13	USD	175	189
Canadian Pacific Railway
6.500%, 05/15/18	USD	99	113
CDP Financial
4.400%, 11/25/19(A)	USD	850	873
Export Development Canada MTN
2.375%, 03/19/12	USD	800	819
Government of Canada
5.750%, 06/01/33		1,300	1,615
5.000%, 06/01/37		2,200	2,548
5.000%, 06/01/14		4,350	4,532
4.500%, 06/01/15		1,550	1,606
4.000%, 06/01/16		2,438	2,475
3.750%, 06/01/12		2,835	2,786
3.500%, 06/01/13		830	818
Province of Quebec Canada
4.250%, 02/27/13	EUR	450	586
Royal Bank of Canada MTN
4.625%, 01/22/18	EUR	252	340
Teck Resources
9.750%, 05/15/14(A)	USD	95	112
YPG Holdings MTN
5.250%, 02/15/16		179	165

			20,164

Chile — 0.1%
Nacional del Cobre de Chile
6.150%, 10/24/36(A)	USD	640	701

Colombia — 0.1%
Ecopetrol
7.625%, 07/23/19(A)	USD	237	268

Croatia — 0.1%
Government of Croatia
6.750%, 11/05/19(A)	USD	420	440

1	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17		5,450	$267

Denmark — 0.9%
Danske Bank MTN
4.875%, 06/11/13	EUR	150	199
4.125%, 11/26/19	EUR	290	374
FIH Erhvervsbank
2.000%, 06/12/13(A)	USD	925	931
Kingdom of Denmark
4.500%, 11/15/39		1,300	263
4.000%, 11/15/17		4,450	814
4.000%, 11/15/12		5,416	953
3.125%, 03/17/14	EUR	500	646

			4,180

Finland — 0.2%
Government of Finland
4.375%, 07/04/19		225	312
3.875%, 09/15/17		350	473

			785

France — 12.1%
AXA MTN
5.250%, 04/16/40(B)		600	679
4.500%, 01/23/15		100	130
Banque PSA Finance MTN
6.375%, 11/16/10		525	653
BNP Paribas
5.019%, 04/29/49(B)		1,150	1,092
BPCE MTN
6.117%, 10/29/49(B)		100	83
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13		2,600	3,478
3.250%, 04/25/13		550	709
Caisse Refinancement de l’Habitat
4.250%, 10/25/14		332	440
Cie de Saint-Gobain MTN
6.000%, 05/20/13		50	66
CIE Financement Foncier
4.625%, 09/23/17		515	695
Compagnie de Financement Foncier
4.500%, 01/09/13		290	379
Compagnie De St Gobain MTN
0.890%, 04/11/12(B)		350	423
Credit Agricole
7.875%, 10/29/49(B)		150	175
Credit Agricole Covered Bonds MTN
3.500%, 07/21/14		200	257
Credit Logement
4.604%, 03/29/49(B)(C)		350	295
4.000%, 12/15/49(B)(C)		150	143
Dexia Credit Local
2.375%, 09/23/11(A)	USD	500	507

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
EDF
6.500%, 01/26/19(A)	USD	250	$291
Eutelsat
4.125%, 03/27/17		450	548
France Telecom
5.375%, 07/08/19	USD	375	409
French Treasury Note BTAN
3.750%, 09/12/10		7,100	8,752
Government of France
4.750%, 04/25/35		2,815	4,043
4.500%, 04/25/41		950	1,333
4.250%, 04/25/19		640	868
4.000%, 04/25/13		1,200	1,588
3.750%, 10/25/19		1,450	1,886
3.750%, 04/25/21		2,300	2,964
3.500%, 04/25/15		535	702
3.500%, 04/25/20		12,570	15,953
3.000%, 10/25/15		1,200	1,540
HSBC France MTN
4.875%, 01/15/14		250	331
Lafarge
8.750%, 05/30/17	GBP	250	427
6.150%, 07/15/11	USD	475	487
Natixis MTN
0.894%, 01/26/17(B)		300	337
RCI Banque
8.125%, 05/15/12		250	330
4.375%, 01/27/15		170	206
Remy Cointreau
5.180%, 12/15/16		350	419
Safran
4.000%, 11/26/14		250	315
Societe Financement del’Economie Francaise
3.375%, 05/05/14(A)	USD	905	945
3.125%, 06/30/14		575	739
2.125%, 01/30/12(A)	USD	2,430	2,466
Societe Generale MTN
0.881%, 06/07/17(B)		200	234
0.515%, 10/20/16(B)	USD	150	143
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	854
Vivendi MTN
7.750%, 01/23/14		250	355

			59,669

Germany — 10.4%
Bayer MTN
5.625%, 05/23/18 GBP		150	244
Bayerische Landesbank MTN
4.500%, 02/07/19(B)		350	364
2.750%, 01/23/12		750	940
Bundesobligation
2.250%, 04/10/15		800	1,016
Bundesrepublik Deutschland
3.000%, 07/04/20		50	64
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		100	163

SEI Institutional International Trust / Quarterly Report / June 30, 2010	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12		125	$164
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		1,460	2,209
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15		3,500	4,730
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17		2,250	3,056
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39		100	144
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40		3,255	5,079
4.250%, 07/04/18		125	175
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20		750	976
Bundesschatzanweisungen
4.000%, 09/10/10		16,800	20,711
0.500%, 06/15/12		1,000	1,223
Commerzbank
5.625%, 11/29/17(B)		150	178
2.750%, 01/13/12		325	407
Daimler MTN
3.000%, 07/19/13		133	167
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14		390	505
HeidelbergCement
8.500%, 10/31/19		35	43
HSH Nordbank MTN
2.750%, 01/20/12		1,075	1,349
Kreditanstalt fuer Wiederaufbau
5.375%, 01/29/14	GBP	950	1,578
4.375%, 10/11/13		1,050	1,404
3.875%, 01/21/19		1,075	1,416
3.375%, 08/30/17	CHF	370	388
Landesbank Berlin MTN
5.875%, 11/25/19		300	371
Landwirtschaftliche Rentenbank
3.250%, 03/12/14		550	711
Merck Financial Services GmbH MTN
3.375%, 03/24/15		350	441
Munich
7.625%, 06/21/28		285	480
SAP
3.500%, 04/10/17		300	364
Volkswagen Bank GmbH MTN
2.375%, 06/28/13		250	307

			51,367

Ireland — 1.3%
Allied Irish Banks MTN
12.500%, 06/25/19		97	119
11.500%, 03/29/22	GBP	163	234

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Ardagh Glass Finance
7.125%, 06/15/17		125	$140
Ardagh Glass Group
10.750%, 03/01/15		342	411
Bank of Ireland MTN
10.000%, 02/12/20		300	371
4.625%, 04/08/13		400	469
Freshwater Finance for LCH Clearnet
6.576%, 05/18/17(B)		150	129
GE Capital European Funding MTN
5.250%, 05/18/15		125	165
Government of Ireland
5.000%, 10/18/20		2,500	2,884
4.400%, 06/18/19		500	566
Smurfit Kappa Acquisitions
7.750%, 11/15/19(A)		170	208
TransCapit (Transneft) Registered
7.700%, 08/07/13	USD	539	583
UT2 Funding
5.321%, 06/30/16(C)		390	334

			6,613

Italy — 3.3%
A2A
4.500%, 11/02/16		150	189
Enel Finance International
5.750%, 09/14/40	GBP	300	432
5.125%, 10/07/19(A)	USD	400	402
3.875%, 10/07/14(A)	USD	575	580
Fiat Finance
7.625%, 09/15/14		100	128
Intesa Sanpaolo MTN
6.375%, 11/12/17(B) GBP		300	459
3.750%, 11/23/16		400	489
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/40		1,475	1,799
4.500%, 03/01/19		225	287
4.250%, 09/01/19		1,400	1,749
4.250%, 02/01/15		1,750	2,262
4.250%, 10/15/12		1,360	1,739
4.250%, 02/01/19		1,275	1,597
3.500%, 06/01/14		1,100	1,382
Telecom Italia MTN
7.375%, 12/15/17	GBP	200	333
Telecom Italia Capital
6.175%, 06/18/14	USD	300	314
Unicredit Luxembourg Finance MTN
0.638%, 01/13/17(B)	USD	665	626
Unicredito Italiano MTN
4.500%, 09/22/19		400	491
Unione di Banche Italiane SCPA
4.000%, 12/16/19		800	984

			16,242

Japan — 16.9%
Fukoku Mutual Life Insurance
4.500%, 09/28/25(B) EUR		500	481

3	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		85,400	$1,038
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,232,950	14,993
Government of Japan 10 Year Bond, Ser 296
1.500%, 09/20/18		316,000	3,771
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		578,150	6,780
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	2,790
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		605,000	6,973
Government of Japan 2 Year Bond, Ser 287
0.300%, 12/15/11		291,600	3,302
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		256,000	2,948
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		675,000	8,015
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		289,450	3,697
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		704,650	8,426
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,285
Government of Japan 5 Year Bond, Ser 63
1.200%, 03/20/12		642,850	7,394
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		723,550	8,315
Government of Japan CPI Linked Bond, Ser 10
1.100%, 12/10/16		276,000	3,055
ORIX
4.710%, 04/27/15	USD	326	324

			83,587

Jersey — 0.1%
WPP MTN
6.625%, 05/12/16		225	315

Lithuania — 0.1%
Republic of Lithuania
6.750%, 01/15/15(A)	USD	425	445

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/19		900	316

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Petronas Capital
5.250%, 08/12/19(A)	USD	410	$431

			747

Mexico — 0.3%
Mexican Bonos, Ser M10
7.750%, 12/14/17		7,275	599
Mexican Bonos, Ser MI10
9.000%, 12/20/12		10,000	841

			1,440

Netherlands — 5.8%
ABN Amro Bank MTN
3.750%, 07/15/14		750	970
0.504%, 01/17/17(B)	USD	950	816
Aegon
4.750%, 06/01/13	USD	250	262
Allianz Finance II
6.125%, 05/31/22(B)		1,000	1,268
ArcelorMittal
5.375%, 06/01/13(A)	USD	475	500
Bayer MTN
4.625%, 09/26/14		375	500
Boats Investments MTN
11.000%, 03/31/17		346	309
British American Tobacco Holdings MTN
4.000%, 07/07/20(D)		100	123
CRH Finance MTN
7.375%, 05/28/14		280	391
Deutsche Telekom International Finance MTN
6.500%, 04/08/22	GBP	190	315
E.ON International Finance
5.800%, 04/30/18(A)	USD	650	733
EDP Finance
5.375%, 11/02/12(A)	USD	750	771
Eureko
5.125%, 06/24/15(B)		650	549
Government of Netherlands
4.500%, 07/15/17		1,500	2,101
4.000%, 07/15/18		3,440	4,675
4.000%, 01/15/37		200	273
4.000%, 07/15/16		1,700	2,318
3.250%, 07/15/15		520	684
ING Bank MTN
4.750%, 05/27/19		800	1,082
3.000%, 09/30/14		125	157
0.659%, 05/23/16(B)	USD	450	404
ING Groep MTN
4.750%, 05/31/17		500	633
ING Verzekeringen
6.250%, 06/21/21(B)		1,310	1,408
KBC Internationale Financieringsmaatschappij MTN
4.500%, 09/17/14		350	446
Koninklijke KPN MTN
7.500%, 02/04/19		150	232
6.500%, 01/15/16		625	893
5.750%, 09/17/29	GBP	350	529
5.750%, 03/18/16	GBP	100	163

SEI Institutional International Trust / Quarterly Report / June 30, 2010	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Linde Finance
7.375%, 07/14/66(B)		300	$394
NIBC Bank MTN
3.500%, 04/07/14		650	842
Rabobank Nederland MTN
4.125%, 04/04/12		1,250	1,604
0.770%, 07/28/15(B)		250	304
RWE Finance MTN
5.000%, 02/10/15		500	681
Siemens Financieringsmat MTN
6.125%, 09/14/66(B) GBP		275	418
5.125%, 02/20/17		250	344
SNS Bank MTN
2.875%, 01/30/12		300	376
Volkswagen
5.625%, 02/09/12		150	194
Ziggo Bond
8.000%, 05/15/18		130	154

			28,816

New Zealand — 0.4%
ANZ National International
6.200%, 07/19/13	USD	450	499
New Zealand Government Bond
6.000%, 12/15/17		2,250	1,629

			2,128

Norway — 0.7%
DnB Bank MTN
4.500%, 05/29/14	EUR	475	623
0.897%, 05/30/17(B)	EUR	425	500
DnB Boligkreditt
2.750%, 04/20/15	EUR	625	779
Eksportfinans MTN
4.375%, 09/20/10 EUR		625	770
MPU Offshore Lift
11.285%, 12/22/11 (C) (F)		1,445	5
Norway Government Bond
4.500%, 05/22/19		1,150	195
Sevan Drilling
7.840%, 12/07/12(B)		2,000	301
Yara International
7.875%, 06/11/19		410	491

			3,664

Peru — 0.0%
Republic of Peru
8.750%, 11/21/33	USD	109	148

Poland — 1.5%
Republic of Poland
6.375%, 07/15/19	USD	130	144
Republic of Poland, Ser 0415
5.500%, 04/25/15		17,300	5,128
Republic of Poland, Ser 1017
5.250%, 10/25/17		1,500	433
Republic of Poland, Ser 1019
5.500%, 10/25/19		5,185	1,494

			7,199

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Portugal — 0.1%
Obrigacoes do Tesouro
4.450%, 06/15/18		305	$351

Russia — 0.5%
Gazprom
9.625%, 03/01/13	USD	470	523
6.580%, 10/31/13 GBP		150	234
6.212%, 11/22/16(A)	USD	230	233
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18(A)	USD	715	745
Steel Capital (Severstal)
9.750%, 07/29/13(A)(C)	USD	540	577

			2,312

Singapore — 0.6%
DBS Bank
0.656%, 05/16/17(A)(B)	USD	525	495
Government of Singapore
4.000%, 09/01/18		2,645	2,191
3.500%, 03/01/27		650	501

			3,187

South Africa — 0.1%
Foodcorp Registered
8.875%, 06/15/12 EUR		150	180
Republic of South Africa, Ser R203
8.250%, 09/15/17		4,050	516

			696

Spain — 2.0%
Government of Spain
4.750%, 07/30/14		925	1,183
4.700%, 07/30/41		665	720
4.600%, 07/30/19		485	595
4.000%, 04/30/20		3,700	4,326
3.300%, 10/31/14		475	574
Instituto de Credito Oficial
2.375%, 03/04/13(A)	USD	200	195
Mapfre
5.921%, 07/24/37(B)		500	478
Santander Issuances, Ser 24
7.300%, 07/27/19(B)	GBP	400	609
Telefonica Emisiones SAU MTN
5.289%, 12/09/22	GBP	200	291
4.375%, 02/02/16		800	998

			9,969

Supra-National — 0.9%
European Investment Bank MTN
3.500%, 04/15/16	EUR	1,975	2,578
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,489
WT Finance
3.625%, 06/27/12 EUR		450	559

			4,626

5	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Sweden — 1.9%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		11,895	$1,803
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		23,950	3,420
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	290
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	131
0.737%, 06/09/16(B)	USD	500	488
Skandinaviska Enskilda Banken MTN
6.625%, 07/09/14	GBP	242	405
Stadshypotek MTN
3.750%, 12/12/13		400	519
Svenska Handelsbanken MTN
3.750%, 02/24/17	EUR	150	187
0.844%, 10/19/17(B) EUR		800	935
Swedbank MTN
7.375%, 06/26/18(B)	EUR	150	198
3.125%, 03/04/13	EUR	128	159
3.125%, 02/02/12	EUR	550	694
Volvo Treasury
5.950%, 04/01/15	EUR	145	152

			9,381

Switzerland — 1.1%
Credit Suisse MTN
6.125%, 05/16/14	EUR	350	479
6.125%, 08/05/13	EUR	200	270
4.750%, 08/05/19	EUR	400	513
Glencore Finance Europe MTN
7.125%, 04/23/15	EUR	300	376
5.250%, 03/22/17	EUR	300	342
Novartis Finance MTN
4.250%, 06/15/16	EUR	525	702
UBS
7.152%, 12/29/49(B)	EUR	150	165
6.625%, 04/11/18 GBP		150	247
6.250%, 09/03/13 EUR		200	269
5.875%, 12/20/17	USD	575	609
5.625%, 05/19/14	EUR	200	266
0.833%, 11/17/15(B) EUR		784	937
Weatherford International
9.625%, 03/01/19	USD	275	331

			5,506

United Kingdom — 9.8%
3i Group MTN
5.625%, 03/17/17	EUR	150	177
0.907%, 06/08/12(B)	EUR	350	405
Abbey National Treasury Services MTN
4.250%, 04/12/21	EUR	850	1,028
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	846
Aviva MTN
0.879%, 06/19/17(B)	USD	475	401
Bank of Scotland MTN
4.750%, 06/08/22	EUR	650	812

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Barclays Bank
14.000%, 06/15/19(B)		100	$185
6.750%, 05/22/19		350	389
6.750%, 01/16/23(B)	USD	350	529
5.000%, 09/22/16	USD	705	723
4.500%, 03/04/19(B)	EUR	125	151
BAT International Finance MTN
5.875%, 03/12/15	EUR	200	278
5.375%, 06/29/17	EUR	425	585
4.875%, 02/24/21	EUR	100	133
BG Energy Capital MTN
3.375%, 07/15/13	EUR	200	254
Bishopsgate Asset Finance
4.808%, 08/14/44		200	228
BP Capital Markets
4.750%, 03/10/19	USD	10	8
British Telecommunications MTN
6.500%, 07/07/15	EUR	200	271
5.750%, 12/07/28		111	151
Chester Asset Receivables, Ser A
6.125%, 10/15/10 EUR		2,160	2,673
Daily Mail & General Trust
5.750%, 12/07/18		350	480
EDF Energy Networks EPN MTN
6.000%, 11/12/36		160	255
Enterprise Inns
6.500%, 12/06/18		90	110
ENW Finance MTN
6.125%, 07/21/21		350	575
First Hydro Finance
9.000%, 07/31/21		220	383
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19(A)	USD	25	27
HSBC Bank
3.500%, 06/28/15(A)	USD	120	121
HSBC Holdings MTN
9.875%, 04/08/18(B)		80	138
6.500%, 05/20/24		250	407
0.734%, 10/06/16(B)	USD	625	614
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	1,150	1,739
7.250%, 09/15/14	EUR	150	214
Ineo’s Group Holdings
7.875%, 02/15/16 EUR		111	99
Inmarsat Finance
7.375%, 12/01/17(A)		115	118
Intercontinental Hotels Group MTN
6.000%, 12/09/16		150	231
Legal & General Group MTN
4.000%, 06/08/25(B)	EUR	200	216
Lloyds TSB Bank MTN
6.375%, 04/15/14		725	1,147
6.250%, 04/15/14	EUR	150	197
5.375%, 09/03/19	EUR	175	212
4.000%, 11/17/11		500	778
Marks & Spencer MTN
6.125%, 12/02/19		100	154
5.625%, 03/24/14		150	235
National Express Group
6.250%, 01/13/17		150	232

SEI Institutional International Trust / Quarterly Report / June 30, 2010	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
National Westminster Bank
6.500%, 09/07/21		220	$305
Nationwide Building Society MTN
3.375%, 08/17/15(B)	EUR	580	691
Northern Rock
5.625%, 06/22/17(A)	USD	1,750	1,805
Northumbrian Water Finance
6.000%, 10/11/17		500	837
Old Mutual MTN
7.125%, 10/19/16		250	398
4.500%, 01/18/17(B)(C)	EUR	600	616
OTE MTN
5.375%, 02/14/11	EUR	375	455
5.000%, 08/05/13	EUR	225	263
Rexam MTN
4.375%, 03/15/13		570	724
Rolls-Royce
6.750%, 04/30/19		100	172
Royal Bank of Scotland MTN
6.934%, 04/09/18	EUR	300	363
5.750%, 05/21/14	EUR	250	321
4.125%, 11/14/11		500	777
Scottish & Southern Energy MTN
5.750%, 02/05/14		245	397
Severn Trent Utilities Finance
6.250%, 06/07/29		350	589
Society of Lloyds
6.875%, 11/17/25(B)		250	390
Southern Gas Networks, Ser A1 MTN
0.883%, 10/21/10(B)(C)	EUR	300	367
SOV Housing Capital
5.705%, 09/10/39		250	395
Standard Chartered Bank MTN
6.400%, 09/26/17(A)	USD	175	190
6.400%, 09/26/17	USD	250	274
5.875%, 09/26/17	EUR	350	461
1.042%, 03/28/18(B)	EUR	250	277
Tesco
6.125%, 02/24/22		100	166
6.052%, 10/13/39		349	559
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	268
United Kingdom Treasury
4.750%, 12/07/30		800	1,300
4.750%, 09/07/15		455	765
4.750%, 12/07/38		965	1,583
4.500%, 12/07/42		335	531
4.500%, 03/07/19		2,645	4,343
4.250%, 06/07/32		1,180	1,794
4.250%, 09/07/39		325	492
4.250%, 03/07/36		375	568
4.250%, 12/07/49		85	129
4.000%, 09/07/16		1,740	2,821
2.750%, 01/22/15		500	770
2.250%, 03/07/14		370	566
Vodafone Group MTN
5.900%, 11/26/32		176	277
W&DB Issuer, Ser B1
5.641%, 07/15/35(B)		60	72

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Wales & West Utilities Finance MTN
6.750%, 12/17/36(B)		200	$315
Western Power Distribution South West
5.750%, 03/23/40		200	308
Yorkshire Power Finance
7.250%, 08/04/28		208	371
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	171

			48,145

United States — 6.8%
AES
7.750%, 10/15/15		55	56
Alcoa
5.375%, 01/15/13		314	326
Altria Group
9.250%, 08/06/19		675	842
American Express Credit MTN
5.375%, 10/01/14	GBP	250	391
American Honda Finance
6.250%, 07/16/13		250	342
American International Group, Ser A3
4.875%, 03/15/67(B) EUR		400	257
AT&T
5.875%, 04/28/17	GBP	200	331
5.600%, 05/15/18		415	462
BA Covered Bond Issuer MTN
4.125%, 04/05/12 EUR		3,100	3,900
Bank of America MTN
6.500%, 08/01/16		225	243
5.650%, 05/01/18		350	359
4.750%, 05/06/19(B)	EUR	250	284
Cablevision Systems, Ser B
8.000%, 04/15/12		235	242
Case New Holland
7.125%, 03/01/14		80	83
Cellco Partnership
3.750%, 05/20/11		650	666
Citigroup
5.500%, 04/11/13		500	520
4.250%, 02/25/30(B)	EUR	1,350	1,224
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	469
Commerzbank Capital Funding Trust
5.012%, 03/29/49 EUR		200	130
Computer Sciences
5.500%, 03/15/13(A)		305	328
Countrywide Financial MTN
5.800%, 06/07/12		507	533
Countrywide Home Loan, Ser L MTN
4.000%, 03/22/11		9	9
Dell
5.625%, 04/15/14		245	275

7	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
DirecTV Holdings
5.875%, 10/01/19		550	$601
3.550%, 03/15/15		425	428
Dow Chemical
8.550%, 05/15/19		288	352
Duke Energy
6.300%, 02/01/14		375	422
Dynegy Holdings
8.375%, 05/01/16		230	182
Electronic Data Systems, Ser B
6.500%, 08/01/13		274	309
Fisher Scientific International
6.125%, 07/01/15		71	73
General Electric Capital MTN
5.900%, 05/13/14		300	331
5.625%, 05/01/18		300	319
5.500%, 01/08/20		305	322
3.750%, 11/14/14		375	384
Genworth Financial
1.600%, 06/20/11 JPY		53,000	583
Goldman Sachs Group MTN
6.375%, 05/02/18	EUR	400	530
4.750%, 10/12/21	EUR	200	214
0.963%, 02/04/13(B) EUR		450	513
Goodyear
9.000%, 07/01/15		155	159
Hartford Life Institutional Funding MTN
5.375%, 01/17/12	GBP	200	306
Hertz
8.875%, 01/01/14		221	224
HSBC Finance MTN
7.000%, 03/27/12	GBP	285	455
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	264
International Paper
7.950%, 06/15/18		260	310
JPMorgan Chase MTN
1.040%, 10/12/15(B)	EUR	350	385
JPMorgan Chase Bank
4.625%, 05/31/17(B) EUR		250	314
Key Bank MTN
0.847%, 02/09/12(B)	EUR	570	657
0.815%, 11/21/11(B)	EUR	50	58
Merrill Lynch MTN
6.750%, 05/21/13	EUR	150	197
4.625%, 10/02/13 EUR		261	325
4.000%, 09/14/18(B)	EUR	375	370
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17		200	256
Morgan Stanley MTN
5.625%, 09/23/19		575	556
3.750%, 03/01/13	EUR	1,000	1,218
Nabors Industries
9.250%, 01/15/19		275	338
News America
6.900%, 03/01/19		300	355
Oracle
5.750%, 04/15/18		435	504
Owens Corning
6.500%, 12/01/16		420	447

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
PNC Funding
5.125%, 02/08/20		300	$312
Pregis
5.684%, 04/15/13		50	54
Qwest
7.625%, 06/15/15		260	278
Qwest Communications International
7.500%, 02/15/14		335	336
Reynolds American
7.625%, 06/01/16		377	428
7.300%, 07/15/15		195	219
Ryder System
5.850%, 11/01/16		116	128
Schering-Plough
5.375%, 10/01/14 EUR		1,025	1,411
SES
4.625%, 03/09/20		300	372
Tesoro
6.500%, 06/01/17		280	256
Toyota Motor Credit Corp
5.250%, 02/03/12		250	321
Tyco International Group
6.000%, 11/15/13		331	370
United Health Group
6.000%, 02/15/18		135	150
US Bank MTN
4.375%, 02/28/17(B)	EUR	900	1,092
Viacom
6.250%, 04/30/16		375	425
Wal-Mart Stores
4.875%, 01/19/39 GBP		238	345
Wellpoint
5.875%, 06/15/17		40	45
Western Union
5.930%, 10/01/16		475	533
Windstream
8.625%, 08/01/16		220	222
WM Covered Bond Program MTN
4.375%, 05/19/14	EUR	100	129
3.875%, 09/27/11	EUR	250	312
Wyndham Worldwide
6.000%, 12/01/16		242	235

			33,506

Total Global Bonds (Cost $439,131) ($ Thousands)			427,679

MORTGAGE-BACKED SECURITIES — 3.5%

Non-Agency Mortgage-Backed Obligation — 3.5%
Arkle Master Issuer, Ser 2006-1X, Cl 5M1
0.953%, 02/17/52(C)		150	175
Arran Residential Mortgages Funding, Ser 2006-1X, Cl BC 0.780%,
04/12/56 (B)(C)	EUR	432	382
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51		1,200	1,214
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34(B)		342	343

SEI Institutional International Trust / Quarterly Report / June 30, 2010	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bear Stearns Commercial Mortgage
4.715%, 02/11/41		380	$396
Bear Stearns Commercial Mortgage, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41		575	600
Bear Stearns Commercial Mortgage, Ser 2006-PW11, Cl A4
5.456%, 03/11/39 (B)		600	638
Canary Wharf Finance, Ser II, Cl C2
1.164%, 10/22/37 (B)(C)		200	165
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.700%, 06/10/17 (B)		1,140	1,162
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.094%, 04/01/10 (B)		405	416
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)		1,589	1,348
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 09/17/10		184	184
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,202
Eddystone Finance, Ser 2006-1, Cl B
1.033%, 04/19/21 (B)(C)	GBP	100	130
Eddystone Finance, Ser 2006-1, Cl A
0.863%, 04/19/21		150	197
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
0.958%, 11/20/56 (B)(C)	EUR	250	298
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
4.000%, 11/20/56 (B)		2,000	2,387
Granite Master Issuer, Ser 2006-2, Cl A5
12.000%, 12/20/54 (B)(C)	EUR	616	693
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/35 (B)		478	459
Holmes Master Issuer, Ser 2007- 1, Cl 3C2
1.064%, 07/15/40 (B)(C)	EUR	150	177
Immeo Residential Finance, Ser 2, Cl A
4.000%, 12/15/16 (B)		451	481
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47		880	879

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/34(B)		414	$431
London and Regional Debt Securitisation, Ser 1, Cl A
0.861%, 10/15/14 (B)(C)	GBP	150	184
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44(B)		420	448
Silverstone, Ser 2009-1, Cl A2
2.067%, 01/21/55		300	449
Skyline, Ser 2007-1, Cl D
1.452%, 07/22/43 (B)(C)	EUR	200	132
Storm, Ser 2006-1, Cl A2
0.752%, 04/22/48(B)	EUR	1,224	1,443
Talisman Finance, Ser 7, Cl H
2.894%, 04/22/17(B)		485	89

Total Mortgage-Backed Securities (Cost $19,360) ($ Thousands)			17,102

CORPORATE OBLIGATIONS — 3.1%

United States — 3.1%
AES
7.750%, 03/01/14		110	112
Antero Resources Finance
9.375%, 12/01/17(A)		46	46
CCO Holdings
8.125%, 04/30/20(A)		90	92
CIGNA
5.125%, 06/15/20		154	160
Citigroup
4.750%, 05/19/15		240	240
CMS Energy
8.750%, 06/15/19		225	248
CVS Caremark
6.600%, 03/15/19		600	698
Dominion Resources
6.400%, 06/15/18		400	463
Duke Realty
6.750%, 03/15/20		140	147
Embarq
7.082%, 06/01/16		448	478
Equities
8.125%, 06/01/19		285	335
Freeport-McMoRan Copper & Gold
8.250%, 04/01/15		300	325
Hartford Financial Services Group
5.500%, 03/30/20		195	189
Hess
8.125%, 02/15/19		141	176
Humana
7.200%, 06/15/18		280	313
6.450%, 06/01/16		40	43
6.300%, 08/01/18		50	53
ILFC E-Capital Trust I
5.900%, 12/21/65(A)(B)		150	96

9	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Kinder Morgan Energy Partners
6.550%, 09/15/40	255	$265
Limited Brands
5.250%, 11/01/14	315	313
Lincoln National
8.750%, 07/01/19	128	157
Masco
6.125%, 10/03/16	500	484
McGraw-Hill
5.900%, 11/15/17	325	360
McKesson
5.250%, 03/01/13	440	475
Mirant Americas Generation
8.500%, 10/01/21	399	371
Mohawk Industries
6.625%, 01/15/16	375	382
Motiva Enterprises
5.750%, 01/15/20(A)	400	440
Motorola
7.500%, 05/15/25	85	94
6.500%, 09/01/25	531	529
NBC Universal
5.150%, 04/30/20(A)	200	209
Nisource Finance
6.800%, 01/15/19	235	262
Nissan Motor
3.250%, 01/30/13(A)	430	439
NRG Energy
7.375%, 02/01/16	225	224
Principal Financial Group
7.875%, 05/15/14	290	335
Progress Energy
6.050%, 03/15/14	160	178
RRI Energy
7.875%, 06/15/17	225	213
7.625%, 06/15/14	175	172
Ryder System
7.200%, 09/01/15	108	125
SLM MTN
5.050%, 11/14/14	600	537
Time Warner
4.875%, 03/15/20	525	541
Time Warner Cable
9.125%, 01/15/13	500	582
7.500%, 04/01/14	385	447
Union Bank MTN
5.950%, 05/11/16	392	420
Union Electric
6.700%, 02/01/19	45	52
United States Steel
6.050%, 06/01/17	300	285
Valero Energy
9.375%, 03/15/19	345	418
Viacom
5.625%, 09/15/19	325	356
Wachovia MTN
5.500%, 05/01/13	215	234
Wachovia Capital Trust III
5.800%, 03/15/11(B)	385	306
Wellpoint
7.000%, 02/15/19	90	107

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Whirlpool MTN
8.600%, 05/01/14		298	$351
Williams
7.875%, 09/01/21		82	94
Williams Partners
5.250%, 03/15/20(A)		298	305
Xerox
7.625%, 06/15/13		210	214

Total Corporate Obligations (Cost $14,921) ($ Thousands)			15,490

ASSET-BACKED SECURITIES — 1.9%

Automotive — 0.6%
Auto Compartiment, Ser 2006-1, Cl B
0.894%, 07/25/17 (B)	EUR	500	586
Auto Compartiment, Ser 2007-1, Cl A
0.802%, 02/25/19 (B)	EUR	843	1,021
FTA Santander Auto, Ser 1, Cl A
0.754%, 11/25/21 (B)	EUR	208	252
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A2
1.110%, 02/15/12		982	982
Santander Consumer Finance, Ser 2007-1, Cl A
4.000%, 09/20/22 (C)		223	269

			3,110

Credit Card — 0.5%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11 EUR		1,900	2,379

Mortgage Related Securities — 0.3%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.397%, 08/25/37 (B)		767	737
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.467%, 01/25/37 (B)		549	527

			1,264

Other Asset-Backed Securities — 0.5%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
0.919%, 03/25/17 (B)(C)	EUR	917	1,045
COMIT, Ser 1, Cl C
1.048%, 06/29/13 (B)(C)	EUR	79	67
Lambda Finance, Ser 2005-1X, Cl A2
0.923%, 11/15/29 (B)(C)	EUR	426	509
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.416%, 10/25/16		800	812

			2,433

Total Asset-Backed Securities (Cost $9,534) ($ Thousands)			9,186

SEI Institutional International Trust / Quarterly Report / June 30, 2010	10

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds
3.500%, 02/15/39	75	$69
U.S. Treasury Notes
4.750%, 01/31/12	325	347
4.500%, 11/15/15	1,100	1,249
2.000%, 11/30/13	4,300	4,415
United States Treasury Bill
0.087%, 09/09/10 (E)	6,700	6,698

Total U.S. Treasury Obligations (Cost $12,643) ($ Thousands)		12,778

Total Investments — 97.8% (Cost $495,589) ($ Thousands)§		$482,235

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/6/10-9/15/10	CAD	23,770	USD	22,772	$406
7/6/10-9/15/10	EUR	338,802	USD	414,489	(537)
7/6/10-9/15/10	GBP	53,607	USD	78,653	(1,539)
7/6/10-9/15/10	JPY	12,100,596	USD	133,253	(3,606)
7/6/10-9/15/10	MXP	27,229	USD	2,107	1
7/6/10-9/15/10	NOK	87,665	USD	13,182	(263)
7/6/10-9/15/10	SEK	56,249	USD	7,063	(167)
7/6/10-9/15/10	USD	42,750	EUR	35,441	666
7/6/10-9/15/10	USD	8,721	GBP	6,002	258
7/6/10-9/15/10	USD	21,560	JPY	1,965,685	675
7/6/10-9/15/10	USD	693	PLN	2,380	11
7/14/10-9/15/10	PLN	8,735	USD	2,645	62
7/22/10-9/15/10	USD	5,158	CAD	5,362	(112)
7/29/10-9/15/10	NZD	5,320	USD	3,639	(3)
7/29/10-9/15/10	USD	3,591	KRW	4,021,337	(297)
7/29/10-9/15/10	USD	859	MYR	2,760	(7)
8/6/10-9/15/10	DKK	11,650	USD	1,905	(11)
8/26/10-9/15/10	USD	2,885	AUD	3,400	(36)
9/1/10-9/15/10	CHF	8,097	USD	7,380	(140)
9/1/10-9/15/10	USD	26,222	SEK	210,245	803
9/2/10-9/15/10	USD	3,920	NOK	25,264	(46)
9/15/10	AUD	5,360	USD	4,492	7
9/15/10	CZK	5,583	USD	260	(7)
9/15/10	MYR	1,001	USD	301	(7)
9/15/10	SGD	4,955	USD	3,509	(43)
9/15/10	USD	1,635	CHF	1,868	101
9/15/10	USD	1	MXP	10	–
9/15/10	USD	1,596	NZD	2,298	(25)
9/15/10	USD	1,127	SGD	1,576	2
9/15/10	ZAR	4,016	USD	513	(4)

					$(3,858)

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	(14)	Sep-2010	$(24)
Australian 3-Year Bond	23	Sep-2010	12
Euro-Bobl	56	Sep-2010	41
Euro-Buxl 30 Year Bond	4	Sep-2010	4
Euro-Schatz	65	Sep-2010	10
Eur-Bond 10 Year Bond	11	Sep-2010	27
Eur-Bond 10 Year Bond	17	Sep-2010	—
Eur-Bond 10 Year Bond	(34)	Sep-2010	(70)
Japanese 10-Year Bond	6	Sep-2010	64
Long Gilt 10-Year Bond	42	Sep-2010	87
U.S. 10-Year Treasury Note	(93)	Sep-2010	(167)
U.S. 2-Year Treasury Note	(86)	Sep-2010	(83)
U.S. 5-Year Treasury Note	(9)	Jun-2010	(13)
U.S. 5-Year Treasury Note	(97)	Sep-2010	(105)
U.S. Long Treasury Bond	(13)	Sep-2010	(39)
U.S. Long Treasury Bond	11	Sep-2010	14

			$(242)

For the year ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Quarterly Report / June 30, 2010

A summary of outstanding swap agreements held by the Fund at June 30, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($Thousands)
Morgan Stanley	Prudential Financial 4.500% 07/15/13	SELL	5.00%	09/20/14	USD	(350)	$34

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20	USD 2,650,000	$(219)
Citigroup	6-Month EURIBOR	3.18%	05/31/40	EUR 2,500,000	(38)
Citigroup	2.94%	6-Month EURIBOR	05/31/20	EUR 5,000,000	37
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP 2,500,000	(174)
Deutsche Bank	3.45%	6-Month EURIBOR	10/16/19	EUR 3,400,000	(312)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR 7,000,000	682
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY 750,000,000	694
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR 5,400,000	585
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR 3,000,000	(213)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY 1,300,000,000	239

					$1,281

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$427,674	$5	$427,679
Mortgage-Backed Securities	—	17,102	—	17,102
Corporate Obligations	—	15,490	—	15,490
Asset-Backed Securities	—	9,186	—	9,186
U.S. Treasury Obligations	—	12,778	—	12,778

Total Investments in Securities	$—	$482,230	$5	$482,235

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forwards	$—	$(3,858)	$—	$(3,858)
Futures	(242)	—	—	(242)
Credit Default Swap	—	34	—	34
Interest Rate Swaps	—	1,281	—	1,281

Total Other Financial Instruments	$(242)	$(2,543)	$—	$(2,785)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

Global Bonds
Beginning balance as of October 1, 2009	$5
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2010	$5

Changes in unrealized gains/(losses) included in Earnings related to securities still held at reporting date.	$—

SEI Institutional International Trust / Quarterly Holdings / June 30, 2010	12

SCHEDULE OF INVESTMENTS

International Fixed Income Fund

June 30, 2010

Percentages are based on a Net Assets of $493,268($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security-The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $6,563 ($ Thousands) and represented 1.3% of Net Assets.

(D)	When-issued security.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Security in default on interest payments.

§	At June 30, 2010, the tax basis cost of the Fund’s investments was $495,589 ($ Thousands), and the unrealized appreciation and depreciation were $12,670 ($ Thousands) and ($26,024)($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Credit Default Swaps

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

As of June 30, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $— million)1 and is the seller (“providing protection”) on a total notional amount of $0.4 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	33,819	—	—	—	33,819
Maximum potential amount of future payments	350,000	—	—	—	350,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[2]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[3]
0-100	—	—	—	—	—	—
101-250	—	—	—	—	—	—
251-500	—	—	350,000	—	—	350,000
501-1000	—	—	—	—	—	—
> than 1,000	—	—	—	—	—	—

Total	—	—	350,000	—	—	350,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional International Trust / Quarterly Holdings / June 30, 2010	14

SCHEDULE OF INVESTMENTS

International Fixed Income Fund

June 30, 2010

15	SEI Institutional International Trust / Quarterly Report / June 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.1%

Argentina — 3.4%
Province of Buenos Aires
9.625%, 04/18/28(A)		695	$493
9.625%, 04/18/28(A)(B)		1,605	1,140
9.375%, 09/14/18(A)		470	343
Province of Medoza
5.500%, 09/04/18(A)		354	267
Provincia de Neuquen
8.656%, 10/18/14(A)(B)		167	173
Republic of Argentina
10.787%, 12/15/35(C)		3,655	281
8.750%, 06/02/17		1,711	1,519
8.280%, 12/31/33		5,723	3,913
7.820%, 12/31/33		6,647	4,565
7.820%, 12/31/33	EUR	3,166	2,250
7.000%, 10/03/15		4,700	3,643
3.169%, 12/15/35(C)		7,705	588
2.500%, 03/31/19(D)		6,390	2,292
1.985%, 12/15/35(C)	EUR	15,565	1,295
0.000%, 08/03/12(C)		13,755	4,625
Transportadora Gas Norte
7.500%,
12/31/12(A)(D)(E)		130	62
7.500%,
12/31/12(A)(B)(D)(E)		260	124
7.500%,
12/31/12(E)		420	199
6.500%,
12/31/12(A)(B)(D)(E)		30	14
6.500%,
12/31/12(A)(D)(E)		81	39
6.500%,
12/31/12(A)(D)(E)		72	34

			27,859

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20(B)		1,215	1,222

Barbados — 0.2%
Columbus International
11.500%, 11/20/14(B)		1,700	1,811

Belize — 0.0%
Government of Belize
6.000%, 02/20/29(A)		400	296

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/17(A)(C) DEM		2,204	994

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Brazil — 8.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19(B)		2,025	$2,169
5.500%, 07/12/20(B)		600	602
Banco Votorantim
7.375%, 01/21/20(B)		720	736
Federal Republic of Brazil
12.250%, 03/06/30		175	305
11.000%, 08/17/40(F)		7,306	9,783
10.125%, 05/15/27		4,485	6,728
8.875%, 04/15/24		2,820	3,807
8.750%, 02/04/25		2,085	2,810
8.250%, 01/20/34		5,290	6,983
8.000%, 01/15/18		1,467	1,701
7.125%, 01/20/37		1,885	2,224
6.000%, 01/17/17		1,230	1,353
5.875%, 01/15/19		6,250	6,859
5.625%, 01/07/41		700	688
Fibria Overseas Finance
7.500%, 05/04/20(B)		1,358	1,378
Nota Do Tesouro Nacional
10.000%, 01/01/21	BRL	44,920	21,432
Petrobras
7.875%, 03/15/19		555	635
Rearden G Holdings EINS GmbH
7.875%, 03/30/20(B)		175	177
Voto-Votorantim
6.750%,
04/05/21(B)(F)		1,856	1,875
6.625%, 09/25/19(B)		490	497

			72,742

Chile — 0.6%
Empresa Nacional del Petroleo
6.250%, 07/08/19(B)		900	955
Nacional del Cobre de Chile
7.500%, 01/15/19		500	613
6.150%, 10/24/36		2,200	2,429
Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/36(B)		795	871

			4,868

China — 0.1%
Evergrande Real Estate
13.000%, 01/27/15		600	573

Colombia — 4.6%
Bogota Distrio Capital
9.750%, 07/26/28(B) COP		9,441,000	5,718
Ecopetrol
7.625%, 07/23/19(B)		500	566

1	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description		Face Amount(1) (Thousands)		Market Value ($ Thousands)
Republic of Colombia
11.750%, 02/25/20			1,895	$2,814
10.375%, 01/28/33			350	515
9.850%, 06/28/27	COP		2,931,000	1,968
8.125%, 05/21/24			3,150	3,890
7.375%, 09/18/37			10,000	11,750
7.375%, 01/27/17			3,625	4,205
7.375%, 03/18/19			3,870	4,528
6.125%, 01/18/41			1,475	1,494

				37,448

Croatia — 0.2%
Government of Croatia
6.750%, 11/05/19(B)			150	157
6.750%, 11/05/19			250	259
Zagrebacki Holding
5.500%, 07/10/17		EUR	1,100	1,111

				1,527

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16(B)		EUR	450	548

Dominican Republic — 0.1%
Republic of Dominican Republic
9.040%, 01/23/18			16	18
7.500%, 05/06/21(B)			950	979

				997

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15			700	640

Egypt — 0.2%
Government of Egypt
5.750%, 04/29/20(B)			1,390	1,402

El Salvador — 0.9%
Republic of El Salvador
8.250%, 04/10/32			200	219
8.250%, 04/10/32			200	220
7.750%, 01/24/23			595	653
7.650%, 06/15/35			4,586	4,861
7.375%, 12/01/19(B)			1,330	1,450
7.375%, 12/01/19			200	217

				7,620

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12			1,850	1,776
Republic of Georgia
7.500%, 04/15/13			2,350	2,379

				4,155

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17(B)		720	$758
8.500%, 10/04/17		950	988

			1,746

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20(B)		2,050	2,039

Hungary — 0.4%
Republic of Hungary
6.250%, 01/29/20		3,170	3,120

India — 0.4%
Indian Oil
4.750%, 01/22/15		450	462
State Bank of India MTN
4.500%, 10/23/14		600	613
Vedanta Resources
9.500%, 07/18/18(B)		1,965	2,088

			3,163

Indonesia — 7.3%
Majapahit Holding
8.000%, 08/07/19(B)		1,020	1,122
7.875%,
06/29/37(A)(B)		355	363
7.750%, 01/20/20		150	164
7.750%, 10/17/16(A)		180	199
7.750%, 01/20/20(B)		1,640	1,796
7.750%, 10/17/16		950	1,051
7.250%, 10/17/11		650	683
PT Adaro
7.625%, 10/22/19(B)		1,675	1,692
Republic of Indonesia
11.625%, 03/04/19(B)		2,225	3,198
11.625%, 03/04/19		2,750	3,953
11.500%, 09/15/19	IDR	6,300,000	843
11.000%, 11/15/20	IDR	14,300,000	1,890
10.375%, 05/04/14(B)		200	246
10.375%, 05/04/14		1,300	1,599
10.000%, 06/17/21	IDR	38,400,000	5,537
8.500%, 10/12/35		3,600	4,545
7.750%, 01/17/38		14,096	16,633
7.500%, 01/15/16		2,300	2,673
7.250%, 04/20/15		480	548
6.875%, 01/17/18(B)		1,400	1,579
6.875%, 01/17/18		2,450	2,762
6.750%, 03/10/14(B)		900	992
6.750%, 03/10/14		700	774
6.625%, 02/17/37		2,250	2,377
5.875%, 03/13/20(B)		1,400	1,477
Star Energy
11.500%, 02/12/15		400	414

			59,110

SEI Institutional International Trust / Quarterly Report / June 30, 2010	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Iraq — 1.1%
Republic of Iraq
5.800%, 01/15/28		10,975	$8,835

Ivory Coast — 0.2%
Ivory Coast Government International Bond
2.500%, 12/31/32		3,363	1,850

Jamaica — 0.1%
Digicel Group
8.875%, 01/15/15(B)		550	538

Kazakhstan — 3.7%
CenterCredit International
8.625%, 01/30/14		1,500	1,485
HSBK Europe
9.250%, 10/16/13		675	701
7.750%, 05/13/13		150	151
7.250%, 05/03/17		460	424
Kazkommerts International
8.700%, 04/07/14(C)		1,300	1,103
8.500%, 04/16/13		1,150	1,072
8.000%, 11/03/15		1,500	1,358
7.875%, 04/07/14		750	690
7.500%, 11/29/16(A)		2,050	1,814
6.875%, 02/13/17	EUR	450	486
6.250%, 05/20/15		923	935
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/15(B)		2,873	3,516
11.750%, 01/23/15		150	184
9.125%, 07/02/18		3,379	3,869
9.125%, 07/02/18(B)		3,815	4,378
8.375%, 07/02/13		3,500	3,762
7.000%, 05/05/20		150	151
7.000%, 05/05/20(B)		3,927	3,942
Tengizchevroil Finance
6.124%, 11/15/14		322	330

			30,351

Lithuania — 0.5%
Republic of Lithuania
7.375%, 02/11/20(B)		1,800	1,907
7.375%, 02/11/20		1,250	1,311
6.750%, 01/15/15(B)		1,150	1,205

			4,423

Malaysia — 3.3%
Government of Malaysia
4.378%, 11/29/19	MYR	10,580	3,372
3.741%, 02/27/15	MYR	10,560	3,292
Malaysia Sukuk Global
3.928%, 06/04/15(B)		400	406
Petroliam Nasional
7.625%, 10/15/26		925	1,141

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Petronas Capital
7.875%, 05/22/22		6,405	$7,979
7.875%, 05/22/22(B)		250	312
7.875%, 05/22/22		1,000	1,246
5.250%, 08/12/19(B)		8,795	9,251

			26,999

Mexico — 8.6%
BBVA Bancomer
6.008%, 05/17/22(C)		670	642
Cemex
9.250%, 05/12/20(B)		1,404	1,221
GEO
9.250%, 06/30/20(B)		900	899
Grupo Senda
10.500%, 10/03/15		3,865	3,594
Mexican Bonos
8.000%, 06/11/20	MXP	21,570	1,808
7.500%, 06/03/27	MXP	8,530	667
Mexican Bonos, Ser M10
8.000%, 12/17/15	MXP	47,010	3,931
7.250%, 12/15/16	MXP	10,700	860
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXP	10,161	892
NII Capital
10.000%, 08/15/16		3,559	3,746
Oceanografia
11.250%, 07/15/15		1,029	597
Pemex Finance
9.150%, 11/15/18		1,595	2,049
Pemex Project Funding Master Trust
6.625%, 06/15/35		450	463
5.750%, 03/01/18		1,505	1,577
Petroleos Mexicanos
8.000%, 05/03/19		850	1,011
6.000%, 03/05/20(B)		450	472
United Mexican States MTN
8.300%, 08/15/31		12,750	17,212
8.125%, 12/30/19		1,180	1,510
7.500%, 04/08/33		3,665	4,590
6.625%, 03/03/15		2,150	2,460
6.050%, 01/11/40		7,362	7,804
5.950%, 03/19/19		2,158	2,395
5.625%, 01/15/17		3,650	4,006
5.125%, 01/15/20		850	884
United Mexican States, Ser A MTN
6.750%, 09/27/34		4,024	4,638

			69,928

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12		600	614
UBS
0.000%,
08/29/10(A)(B)(C)		750	725

			1,339

3	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13(A)		2,250	$450
4.174%, 11/07/13(C)		250	145

			595

Pakistan — 0.6%
Republic of Pakistan
7.125%, 03/31/16		2,860	2,704
6.875%, 06/01/17		2,240	2,013
			4,717
Panama — 2.1%
Republic of Panama
9.375%, 01/16/23		560	729
9.375%, 04/01/29		5,732	7,939
8.875%, 09/30/27		750	999
8.125%, 04/28/34		720	900
7.250%, 03/15/15		3,260	3,773
6.700%, 01/26/36		2,475	2,729

			17,069

Peru — 2.9%
Interoceanica IV Finance
3.910%, 11/30/25(A)(B)(G)		921	414
3.786%, 11/30/18(A)(B)(G)		422	304
Peru Enhanced Pass-Through
Finance
6.925%, 06/02/25(B)(G)		320	144
3.881%, 05/31/18(A)(B)(G)		1,092	874
3.122%, 05/31/18(G)		625	500
Republic of Peru
8.750%, 11/21/33		6,415	8,692
8.375%, 05/03/16		750	919
7.840%, 08/12/20	PEI	2,010	794
7.350%, 07/21/25		7,195	8,616
7.125%, 03/30/19		845	999
6.550%, 03/14/37		1,131	1,250

			23,506

Philippines — 5.6%
National Power
9.625%, 05/15/28(A)		1,400	1,708
Power Sector
7.390%, 12/02/24		800	872
7.250%, 05/27/19		460	509

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Republic of the Philippines
10.625%, 03/16/25		3,585	$5,171
9.500%, 02/02/30		3,250	4,396
8.875%, 03/17/15		450	554
8.375%, 06/17/19		1,945	2,409
8.250%, 01/15/14		600	702
8.000%, 01/15/16		3,550	4,300
7.750%, 01/14/31		6,123	7,095
7.500%, 09/25/24		12,276	14,378
6.500%, 01/20/20		450	494
6.375%, 10/23/34		3,340	3,344

			45,932

Poland — 1.5%
Republic of Poland
6.375%, 07/15/19		10,340	11,438
TVN Finance
10.750%, 11/15/17(B)	EUR	800	1,027

			12,465

Qatar — 1.1%
Government of Qatar
9.750%, 06/15/30		425	616
6.400%, 01/20/40(B)		710	754
5.250%, 01/20/20(B)		4,215	4,405
Qtel International Finance
7.875%, 06/10/19		2,450	2,833
6.500%, 06/10/14(B)		350	383

			8,991

Russia — 9.2%
Alfa Diversified Payment Rights
Finance MTN
2.157%, 12/15/11(B)(C)		168	155
Alfa Invest MTN
9.250%, 06/24/13(A)(B)		750	783
Alfa Issuance MTN
8.000%, 03/18/15		417	412
Bank of Moscow
7.500%, 11/25/15(A)(C)		1,200	1,194
Edel Capital for Sinek Capital
7.700%, 08/03/15		500	506
Gaz Capital MTN
9.625%, 03/01/13		1,200	1,335
8.625%, 04/28/34		835	957
6.212%, 11/22/16		600	605
Gaz Capital for Gazprom
6.510%, 03/07/22(B)		990	954
MTS International Funding
8.625%, 06/22/20(B)		1,470	1,521
RSHB Capital
9.000%, 06/11/14		750	843
7.750%, 05/29/18		650	695
7.175%, 05/16/13		100	105
6.299%, 05/15/17		300	298
Russian Federal Bond - OFZ
11.200%, 12/17/14	RUB	42,300	1,585

SEI Institutional International Trust / Quarterly Report / June 30, 2010	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Russian Federation Registered
12.750%, 06/24/28		3,560	$5,963
7.500%, 03/31/30(D)		36,801	41,486
Russian Foreign Bond - Eurobond 5.000%,
04/29/20(B)(F)		1,400	1,351
Teorema
11.000%, 10/27/09(E)		3,400	340
TNK-BP Finance
7.875%, 03/13/18(B)		427	445
7.500%, 07/18/16(B)		365	378
7.250%, 02/02/20(B)		927	926
6.250%, 02/02/15(B)		517	518
Transneft
8.700%, 08/07/18(B)		400	467
Vimpel Communications
9.125%, 04/30/18(A)(B)		700	753
9.125%, 04/30/18		350	377
8.375%, 04/30/13		250	265
8.375%, 04/30/13(B)		1,290	1,365
8.250%, 05/23/16		570	587
VTB Capital
6.875%, 05/29/18		5,900	6,062
6.609%, 10/31/12(B)		1,650	1,695
6.250%, 06/30/35		381	380

			75,306

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15(B)		700	698

Singapore — 0.2%
Sea Product
4.500%, 05/14/10(A)		2,500	1,250

South Africa — 1.7%
Consol Glass MTN
7.625%, 04/15/14	EUR	221	252
Edcon Proprietary
3.969%, 06/15/14(C)	EUR	1,900	1,641
Republic of South Africa
8.500%, 06/23/17		860	1,032
8.000%, 12/21/18	ZAR	6,150	764
7.500%, 01/15/14	ZAR	6,090	784
6.875%, 05/27/19		2,377	2,719
6.500%, 06/02/14		2,195	2,436
5.875%, 05/30/22		2,300	2,432
5.500%, 03/09/20		1,650	1,706

			13,766
South Korea — 0.3%
Export-Import Bank of Korea
8.125%, 01/21/14		720	824
5.875%, 01/14/15		695	753
Republic of Korea
7.125%, 04/16/19		900	1,080

			2,657

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Sri Lanka — 0.1%
Republic of Sri Lanka
7.400%, 01/22/15(B)	450	$463

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	485	596
Eurasian Development Bank MTN
7.375%, 09/29/14(B)	275	290

		886

Thailand — 0.2%
True Move
10.750%, 12/16/13	100	98
10.750%, 12/16/13(A)(B)	1,250	1,247
		1,345

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19(B)	490	559
6.000%, 05/08/22(A)	2,255	2,126
6.000%, 05/08/22(B)	800	754

		3,439

Tunisia — 0.4%
Banque Centrale de Tunisie
8.250%, 09/19/27	800	960
7.375%, 04/25/12	1,305	1,418
6.250%, 02/20/13	360	476

		2,854

Turkey — 4.1%
Globus Capital Finance
8.500%, 03/05/12	500	460
Republic of Turkey
11.875%, 01/15/30	650	1,053
9.500%, 01/15/14	500	589
8.000%, 02/14/34	2,200	2,571
7.500%, 07/14/17	1,150	1,314
7.500%, 11/07/19	3,780	4,333
7.375%, 02/05/25	2,970	3,347
7.250%, 03/05/38	2,840	3,046
7.250%, 03/15/15	1,000	1,120
7.000%, 09/26/16	1,050	1,169
7.000%, 06/05/20	200	221
7.000%, 03/11/19	650	722
6.875%, 03/17/36	5,520	5,699
6.750%, 04/03/18	3,700	4,052
6.750%, 05/30/40	3,818	3,828

		33,524

Ukraine — 3.8%
Biz Finance for Ukreximbank
8.375%, 04/27/15	1,250	1,224

5	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15(A)		750	$679
7.650%, 09/07/11(A)		500	497
6.800%, 10/04/12		750	713
DTEK Finance BV
9.500%, 04/28/15(B)		620	586
Government of Ukraine
7.650%, 06/11/13		250	252
7.650%, 06/11/13		2,220	2,237
6.750%, 11/14/17		850	786
6.580%, 11/21/16		800	741
6.580%, 11/21/16(B)		2,540	2,343
3.200%, 12/19/10(B)	JPY	660,000	7,299
JSC Commercial Bank
8.000%, 02/06/12		2,100	1,964
MHP
10.250%, 04/29/15		1,428	1,371
NAK Naftogaz Ukraine
9.500%, 09/30/14		8,573	8,873
9.500%, 09/30/14		1,450	1,506
Springvale Holdings 9.181%, 09/07/09(A)(C)(E)		1,000	75

			31,146

United Arab Emirates — 1.8%
Dolphin Energy
5.888%, 06/15/19(B)		624	645
5.888%, 06/15/19		1,103	1,140
Dubai DOF Sukuk MTN
6.396%, 11/03/14		1,700	1,617
Dubai Electricity & Water Authority
8.500%, 04/22/15(B)		1,750	1,783
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	1,500	1,399
0.624%, 02/01/12(C)		150	120
Dubai Sukuk Centre
0.632%, 06/13/12(C)		600	445
Emirate of Abu Dhabi
6.750%, 04/08/19(B)		470	537
Jafz Sukuk
3.741%, 11/27/12(C) AED		22,400	5,017
Nakheel Development
2.750%, 01/16/11		2,200	2,370

			15,073

Uruguay — 2.9%
Republic of Uruguay PIK
7.875%, 01/15/33		2,650	3,140
Republic of Uruguay
9.250%, 05/17/17		3,525	4,450
8.000%, 11/18/22		11,020	13,280
7.625%, 03/21/36		1,995	2,314
6.875%, 09/28/25		401	447

			23,631

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Venezuela — 6.4%
Government of Venezuela
13.625%, 08/15/18	2,400	$2,088
10.750%, 09/19/13	200	174
9.375%, 01/13/34	2,230	1,383
9.250%, 05/07/28	4,265	2,672
9.250%, 09/15/27	3,873	2,605
9.000%, 05/07/23	9,106	5,722
8.500%, 10/08/14	7,486	5,745
8.250%, 10/13/24	4,155	2,451
7.750%, 10/13/19	1,825	1,113
7.650%, 04/21/25	4,520	2,441
7.000%, 12/01/18	230	133
7.000%, 03/31/38	100	54
6.000%, 12/09/20	1,830	965
5.750%, 02/26/16	1,963	1,227
1.307%, 04/20/11(C)	14,924	13,805
Petroleos de Venezuela
5.500%, 04/12/37	3,400	1,479
5.375%, 04/12/27	4,555	2,027
5.250%, 04/12/17	8,325	4,454
5.000%, 10/28/15	1,500	795
4.900%, 10/28/14	1,475	848

		52,181

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16	350	369
6.750%, 01/29/20(B)	744	766
Socialist Republic of Vietnam
6.750%, 01/29/20	100	103

		1,238

Total Global Bonds (Cost $691,265) ($ Thousands)		750,875

LOAN PARTICIPATIONS — 2.7%
Angola — 0.2%
Republic of Angola
3.006%, 04/30/16 EUR	1,300	1,317

Cambodia — 0.2%
Camgsm PIK
12.847%, 04/25/10	2,042	2,042

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14(G)	221	227

Indonesia — 0.3%
Indonesia Standby Loan 94 (Counterparty: Deutsche Bank)
1.500%, 06/29/10	2,309	2,124

Mexico — 0.3%
Altos Hornos Promissory Note # 5 0.000%,
04/29/99 (A)(E)	2,500	375

SEI Institutional International Trust / Quarterly Report / June 30, 2010	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2010

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
Altos Hornos Promissory Note # 6 0.000%,
04/29/99 (A)(E)	2,500	$375
Altos Hornos Promissory Note (Counterparty: Deustche Bank) 0.000%,
12/31/49 (A)(E)	4,500	675
Altos Hornos Tranche A (Counterparty: Bank of America) 0.000%,
04/11/04 (A)(E)	6,540	981

		2,406

Russia — 0.2%
Snegri
10.500%, 04/21/10 (A)	2,423	1,938

Singapore — 1.5%
Connect International PIK 0.000%,
01/01/10 (A)(E)	9,128	8,912
Morton Bay 6.250%, 12/30/09 (A)	3,193	3,193

Total Loan Participations (Cost $24,569) ($ Thousands)		22,159

CONVERTIBLE BONDS — 0.7%

India — 0.7%
Firstsource CV to 42,549.14 Shares
5.836%, 12/04/12 (G)	1,900	1,909
Reliance Communications CV to 6,670.90 Shares
0.000%, 03/01/12 (G)	1,200	1,362
Suzlon Energy CV to 22.68 Shares
1.330%, 06/12/12	2,077	2,135
Suzlon Energy CV to 533.28 Shares
2.468%, 07/25/14	450	385
Total Convertible Bonds (Cost $5,298) ($ Thousands)		5,791
WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11 *(A)	226	—
Teorema Holding B,
Expires 10/27/11 *(A)	452	—

Total Warrants (Cost $77) ($ Thousands)		—

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS (H) — 0.1%

United States — 0.1%
Deposits with Merrill Lynch as Collateral for Swap Contracts Outstanding	455	$455

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $455) ($ Thousands)		455

AFFILIATED PARTNERSHIP — 0.9%

United States — 0.9%
SEI Liquidity Fund, L.P., 0.240%†**(I)	7,524,799	7,249

Total Affiliated Partnership (Cost $7,525) ($ Thousands)		7,249

Total Investments — 96.5% (Cost $729,189) ($ Thousands)§		$786,529

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands
7/2/10	BRL	8,111	USD	4,450	$(50)
7/2/10-8/3/10	USD	11,871	BRL	21,720	159
7/8/10	RUB	218,991	USD	6,890	(119)
7/8/10-7/23/10	USD	7,090	RUB	218,991	(83)
7/12/10	INR	284,313	USD	6,094	(20)
7/12/10	KRW	8,733,079	USD	7,210	61
7/12/10-10/12/10	USD	13,302	INR	612,065	(192)
7/12/10-10/12/10	USD	14,281	KRW	17,047,252	(310)
7/16/10	SGD	5,505	USD	3,877	(67)
7/16/10	USD	4,000	SGD	5,505	(56)
7/21/10	COP	7,304,504	USD	3,836	25
7/21/10-7/26/10	PLN	14,184	USD	4,221	26
7/23/10-7/26/10	USD	4,286	PLN	14,184	(92)
7/26/10	MXP	27,026	USD	2,061	(32)
7/26/10-8/9/10	EUR	21,679	USD	26,328	(226)
7/26/10-8/13/10	USD	7,491	MXP	97,665	64
7/30/10	JPY	646,792	USD	7,238	(77)
8/9/10	USD	11,628	EUR	9,500	9
11/23/10	CNY	5,369	USD	794	—
11/23/10-5/20/11	USD	5,002	CNY	33,465	(28)

					$(1,008)

7	SEI Institutional International Trust / Quarterly Report / June 30, 2010

A summary of the open futures contracts held by the Fund at June 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Ultra Long Treasury Bond	3	Oct-2010	$16

For the year ended June 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the fund at June 30, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Merrill Lynch	Zaporozh Term Loan 9.784% 12/31/2010	Cash Deposit Of Notional Amount	Price Return	12/31/10	RUB	455	$10
HSBC	City Of Moscow 16.000% 06/08/2014	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB	4,380	(13)
HSBC	City Of Moscow 16.000% 06/08/2014	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB	4,205	(12)
HSBC	Russia Federal Loan Bond 12.000% 08/20/2014	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB	1,877	(4)
HSBC	Russia Federal Loan Bond 12.000% 08/20/2014	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB	7,980	(13)
HSBC	Russia Federal Loan Bond 8.100% 11/26/2014	Cash Deposit Of Notional Amount	Price Return	11/26/14	RUB	2,976	(8)
HSBC	Russia Federal Loan Bond 11.200% 12/17/2014	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB	6,272	(17)
HSBC	Russia Federal Loan Bond 11.200% 12/17/2014	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB	7,676	(22)
HSBC	Russian Railways 01/16/2025	Cash Deposit Of Notional Amount	Price Return	02/02/15	RUB	5,160	(6)
HSBC	Russian Railways 01/16/2025	Cash Deposit Of Notional Amount	Price Return	02/02/15	USD	3,895	(5)
HSBC	Russian Railways 01/16/2025	Cash Deposit Of Notional Amount	Price Return	01/16/25	RUB	4,864	(6)

							$(96)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Global Bonds	$—	$750,875	$—	$750,875
Loan Participations	—	2,124	20,035	22,159
Convertible Bonds	—	5,791	—	5,791
Warrants	—	—	—	—
Deposit with Counterparty as Collateral for Swap
Contracts	—	455	—	455
Affiliated Partnership	—	7,249	—	7,249

Total Investments in Securities	$—	$766,494	$20,035	$786,529

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forwards	$—	$(1,008)	$—	$(1,008)
Futures	16	—	—	16
Total Return Swaps	—	(106)	10	(96)
Total Other Financial Instruments	$16	$(1,114)	$10	$(1,088)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

	Loan Participations	Total Return Swaps
Beginning balance as of October 1, 2009	$26,630	$(738)
Accrued discounts/premiums	13	—
Realized gain/(loss)	(870)	25
Change in unrealized appreciation/(depreciation)	3,072	748
Net purchases/sales	(8,810)	(25)
Net transfer in and/or out of Level 3	—	—

Ending balance as of June 30, 2010	$20,035	$10

Changes in unrealized gains/(losses) included in Earnings related to securities still held at reporting date.	$980	$485

SEI Institutional International Trust / Quarterly Report / June 30, 2010	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2010

Percentages are based on a Net Assets of $814,822($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2010.

†	Affiliated security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $35,883($ Thousands) and represented 4.4% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010.

(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on June 30, 2010. The coupon on a step bond changes on a specified date.

(E)	Security in default on interest payments.

(F)	This security or a partial position of this security is on loan at June 30, 2010. The total market value of securities on loan at June 30, 2010 was $7,166 ($ Thousands). (G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	Cash on deposit with swap counterparty as collateral for outstanding swap contracts. (I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2010 was $7,249 ($ Thousands).

§	At June 30, 2010, the tax basis cost of the Fund’s investments was $729,189 ($ Thousands), and the unrealized appreciation and depreciation were $77,529 ($ Thousands) and ($20,189)($ Thousands) respectively.

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

IDR — Indonesian Rupiah

INR— Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PEI — Peruvian Inca

PIK — Payment-in-Kind

PLN — Polish Zloty

Ser — Series

RUB — Russian Ruble

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / June 30, 2010

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective (except as noted below), based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

Subsequent to the last fiscal quarter, the Registrant’s fund accounting agent has advised management that certain of their controls related to changes to security terms recorded in the accounting system that have not been authorized by the fund accounting agent’s management, including security interest yields, were not operating effectively.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the Registrant’s last fiscal quarter, a new control has been implemented to ensure the timely detection of changes to fixed income securities that materially impact a security’s interest yield.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Institutional International Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, Chief Executive Officer

Date: August 30, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: August 30, 2010